UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund Institutional Class Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Simon Property Group, Inc.	7.8
Prologis, Inc.	5.3
Public Storage	4.5
AvalonBay Communities, Inc.	3.6
Digital Realty Trust, Inc.	3.5
Equity Residential (SBI)	3.5
Welltower, Inc.	3.4
Ventas, Inc.	3.1
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.3
39.9

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	16.9
REITs - Office Property	13.8
REITs - Regional Malls	12.3
REITs - Diversified	10.9
REITs - Health Care	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018
Stocks and Equity Futures	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.9%
Hotel & Resort REITs - 0.7%
Park Hotels & Resorts, Inc.	259,633	$7,505,990
REITs - Apartments - 16.9%
American Campus Communities, Inc.	219,883	8,456,700
American Homes 4 Rent Class A	405,786	8,436,291
Apartment Investment & Management Co. Class A	253,077	10,588,742
AvalonBay Communities, Inc.	222,553	37,923,031
Camden Property Trust (SBI)	149,351	12,927,823
Education Realty Trust, Inc.	122,093	4,032,732
Equity Residential (SBI)	592,287	36,490,802
Essex Property Trust, Inc.	106,434	24,796,993
Independence Realty Trust, Inc.	134,610	1,237,066
Mid-America Apartment Communities, Inc.	183,136	17,465,653
UDR, Inc.	431,255	15,753,745
		178,109,578
REITs - Diversified - 10.9%
Apple Hospitality (REIT), Inc.	337,927	6,586,197
Cousins Properties, Inc.	676,915	6,092,235
Digital Realty Trust, Inc.	331,119	37,068,772
Duke Realty Corp.	574,003	15,159,419
Forest City Realty Trust, Inc. Class A	429,910	10,089,988
Liberty Property Trust (SBI)	237,598	9,838,933
NorthStar Realty Europe Corp.	89,066	1,062,557
PS Business Parks, Inc.	32,063	3,915,213
TIER REIT, Inc.	77,110	1,496,705
Vornado Realty Trust	277,883	19,918,653
Washington REIT (SBI)	126,464	3,624,458
		114,853,130
REITs - Health Care - 10.0%
HCP, Inc.	756,075	18,206,286
Healthcare Realty Trust, Inc.	201,289	6,012,502
LTC Properties, Inc.	63,778	2,613,622
Quality Care Properties, Inc. (a)	151,196	2,041,146
Senior Housing Properties Trust (SBI)	382,995	6,637,303
Universal Health Realty Income Trust (SBI)	20,366	1,355,357
Ventas, Inc.	574,018	32,127,787
Welltower, Inc.	596,915	35,796,993
		104,790,996
REITs - Hotels - 7.4%
Ashford Hospitality Prime, Inc.	51,479	464,341
Ashford Hospitality Trust, Inc.	142,878	920,134
Chatham Lodging Trust	73,129	1,638,090
Chesapeake Lodging Trust	96,859	2,651,031
DiamondRock Hospitality Co.	322,838	3,796,575
Hersha Hospitality Trust	63,040	1,169,392
Hospitality Properties Trust (SBI)	264,886	7,525,411
Host Hotels & Resorts, Inc.	1,192,764	24,761,781
LaSalle Hotel Properties (SBI)	182,478	5,572,878
Pebblebrook Hotel Trust	111,134	4,334,226
RLJ Lodging Trust	281,645	6,511,632
Ryman Hospitality Properties, Inc.	82,504	6,315,681
Summit Hotel Properties, Inc.	167,992	2,602,196
Sunstone Hotel Investors, Inc.	363,192	6,119,785
Xenia Hotels & Resorts, Inc.	172,013	3,818,689
		78,201,842
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	66,823	2,356,179
Retail Properties America, Inc.	366,024	4,410,589
		6,766,768
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	141,570	12,220,322
Sun Communities, Inc.	127,879	11,360,770
		23,581,092
REITs - Office Property - 13.8%
Alexandria Real Estate Equities, Inc. (b)	163,072	21,150,438
Boston Properties, Inc.	248,719	30,769,027
Brandywine Realty Trust (SBI)	282,822	5,073,827
Columbia Property Trust, Inc.	193,092	4,226,784
Corporate Office Properties Trust (SBI)	160,543	4,382,824
Douglas Emmett, Inc.	256,835	9,931,809
Easterly Government Properties, Inc.	70,713	1,472,952
Equity Commonwealth (a)	199,998	5,981,940
Franklin Street Properties Corp.	172,827	1,752,466
Highwoods Properties, Inc. (SBI)	166,410	7,967,711
Hudson Pacific Properties, Inc.	250,305	8,002,251
JBG SMITH Properties	150,501	5,079,409
Kilroy Realty Corp.	158,565	11,308,856
Mack-Cali Realty Corp.	144,806	2,906,256
Paramount Group, Inc.	328,894	4,943,277
Piedmont Office Realty Trust, Inc. Class A	232,689	4,542,089
SL Green Realty Corp.	158,378	15,920,157
		145,412,073
REITs - Regional Malls - 12.3%
CBL & Associates Properties, Inc. (b)	275,761	1,533,231
General Growth Properties, Inc.	1,006,275	23,174,513
Pennsylvania Real Estate Investment Trust (SBI) (b)	112,674	1,257,442
Simon Property Group, Inc.	500,982	81,845,434
Tanger Factory Outlet Centers, Inc.	152,354	3,836,274
Taubman Centers, Inc.	97,853	6,032,637
The Macerich Co. (b)	174,704	11,280,637
		128,960,168
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	134,911	3,313,414
Brixmor Property Group, Inc.	491,405	7,975,503
Cedar Realty Trust, Inc.	130,989	669,354
DDR Corp.	492,909	4,002,421
Federal Realty Investment Trust (SBI)	116,926	14,124,661
Kimco Realty Corp.	686,041	10,914,912
Kite Realty Group Trust	134,731	2,271,565
Ramco-Gershenson Properties Trust (SBI)	127,910	1,690,970
Regency Centers Corp.	238,484	15,003,028
Retail Opportunity Investments Corp.	176,855	3,248,826
Saul Centers, Inc.	19,413	1,062,473
Seritage Growth Properties (b)	41,592	1,713,590
Urban Edge Properties	170,598	3,988,581
Weingarten Realty Investors (SBI)	192,487	5,687,991
WP Glimcher, Inc. (b)	299,403	1,970,072
		77,637,361
REITs - Storage - 7.7%
CubeSmart	291,531	8,025,848
Extra Space Storage, Inc. (b)	202,936	16,941,097
Life Storage, Inc.	75,005	6,232,916
National Storage Affiliates Trust	79,839	2,025,515
Public Storage	241,236	47,224,359
		80,449,735
REITs - Warehouse/Industrial - 7.9%
DCT Industrial Trust, Inc.	150,105	8,884,715
EastGroup Properties, Inc.	55,484	4,816,566
First Industrial Realty Trust, Inc.	193,158	5,960,856
Prologis, Inc.	857,572	55,836,513
QTS Realty Trust, Inc. Class A (b)	81,070	4,037,286
Rexford Industrial Realty, Inc.	125,552	3,727,639
		83,263,575
Residential REITs - 1.0%
Invitation Homes, Inc.	459,573	10,335,797
TOTAL COMMON STOCKS
(Cost $1,005,733,169)		1,039,868,105

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.39% (c)	6,195,510	6,196,749
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	32,904,626	32,907,917
TOTAL MONEY MARKET FUNDS
(Cost $39,104,666)		39,104,666
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,044,837,835)		1,078,972,771
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(26,870,459)
NET ASSETS - 100%		$1,052,102,312

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	March 2018	$6,640,630	$187,750	$187,750

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,457
Fidelity Securities Lending Cash Central Fund	34,313
Total	$56,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,039,868,105	$1,039,868,105	$--	$--
Money Market Funds	39,104,666	39,104,666	--	--
Total Investments in Securities:	$1,078,972,771	$1,078,972,771	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$187,750	$187,750	$--	$--
Total Assets	$187,750	$187,750	$--	$--
Total Derivative Instruments:	$187,750	$187,750	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$187,750	$0
Total Equity Risk	187,750	0
Total Value of Derivatives	$187,750	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,781,365) — See accompanying schedule: Unaffiliated issuers (cost $1,005,733,169)	$1,039,868,105
Fidelity Central Funds (cost $39,104,666)	39,104,666
Total Investment in Securities (cost $1,044,837,835)		$1,078,972,771
Segregated cash with brokers for derivative instruments		191,900
Receivable for fund shares sold		7,194,009
Dividends receivable		602,853
Distributions receivable from Fidelity Central Funds		8,941
Other receivables		2
Total assets		1,086,970,476
Liabilities
Payable for fund shares redeemed	$1,874,441
Accrued management fee	61,255
Payable for daily variation margin on futures contracts	641
Other affiliated payables	18,502
Collateral on securities loaned	32,913,325
Total liabilities		34,868,164
Net Assets		$1,052,102,312
Net Assets consist of:
Paid in capital		$1,022,801,178
Undistributed net investment income		2,416,864
Accumulated undistributed net realized gain (loss) on investments		(7,438,416)
Net unrealized appreciation (depreciation) on investments		34,322,686
Net Assets		$1,052,102,312
Investor Class:
Net Asset Value, offering price and redemption price per share ($33,379,137 ÷ 2,231,363 shares)		$14.96
Premium Class:
Net Asset Value, offering price and redemption price per share ($845,779,266 ÷ 56,500,253 shares)		$14.97
Institutional Class:
Net Asset Value, offering price and redemption price per share ($172,943,909 ÷ 11,551,673 shares)		$14.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$15,627,918
Interest		273
Income from Fidelity Central Funds		56,770
Total income		15,684,961
Expenses
Management fee	$353,820
Transfer agent fees	113,439
Independent trustees' fees and expenses	1,882
Interest	925
Miscellaneous	1,427
Total expenses before reductions	471,493
Expense reductions	(16)	471,477
Net investment income (loss)		15,213,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,566,302
Fidelity Central Funds	(1,575)
Futures contracts	478,412
Total net realized gain (loss)		2,043,139
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(45,857,265)
Fidelity Central Funds	(389)
Futures contracts	126,728
Total change in net unrealized appreciation (depreciation)		(45,730,926)
Net gain (loss)		(43,687,787)
Net increase (decrease) in net assets resulting from operations		$(28,474,303)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,213,484	$22,167,209
Net realized gain (loss)	2,043,139	3,045,141
Change in net unrealized appreciation (depreciation)	(45,730,926)	(70,690,365)
Net increase (decrease) in net assets resulting from operations	(28,474,303)	(45,478,015)
Distributions to shareholders from net investment income	(16,685,410)	(21,635,826)
Distributions to shareholders from net realized gain	(5,602,968)	(11,192,697)
Total distributions	(22,288,378)	(32,828,523)
Share transactions - net increase (decrease)	115,777,773	220,293,897
Redemption fees	27,089	171,488
Total increase (decrease) in net assets	65,042,181	142,158,847
Net Assets
Beginning of period	987,060,131	844,901,284
End of period	$1,052,102,312	$987,060,131
Other Information
Undistributed net investment income end of period	$2,416,864	$3,888,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund Investor Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$17.26	$14.67	$13.59	$12.41	$11.93
Income from Investment Operations
Net investment income (loss)A	.22	.36	.38	.33	.29	.25
Net realized and unrealized gain (loss)	(.61)	(1.37)	2.57	1.15	1.19	.48
Total from investment operations	(.39)	(1.01)	2.95	1.48	1.48	.73
Distributions from net investment income	(.24)	(.35)	(.36)	(.32)	(.27)	(.22)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.33)	(.57)B	(.36)	(.41)	(.31)	(.26)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01	.01
Net asset value, end of period	$14.96	$15.68	$17.26	$14.67	$13.59	$12.41
Total ReturnD,E	(2.57)%	(5.81)%	20.54%	11.04%	12.38%	6.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.23%	.32%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.23%H	.23%	.23%	.23%	.23%	.25%
Expenses net of all reductions	.23%H	.23%	.23%	.23%	.23%	.25%
Net investment income (loss)	2.88%H	2.33%	2.53%	2.27%	2.33%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$33,379	$32,557	$38,444	$30,832	$12,888	$7,493
Portfolio turnover rateI	12%H	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.211 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Index Fund Premium Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$17.28	$14.69	$13.60	$12.43	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.38	.40	.35	.31	.28
Net realized and unrealized gain (loss)	(.62)	(1.37)	2.57	1.16	1.18	.48
Total from investment operations	(.39)	(.99)	2.97	1.51	1.49	.76
Distributions from net investment income	(.25)	(.38)	(.38)	(.34)	(.28)	(.24)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.34)	(.59)	(.38)	(.43)	(.33)B	(.28)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01	.01
Net asset value, end of period	$14.97	$15.70	$17.28	$14.69	$13.60	$12.43
Total ReturnD,E	(2.55)%	(5.63)%	20.68%	11.26%	12.43%	6.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.18%	.19%	.19%	.19%
Expenses net of fee waivers, if any	.09%H	.09%	.09%	.09%	.09%	.09%
Expenses net of all reductions	.09%H	.09%	.09%	.09%	.09%	.09%
Net investment income (loss)	3.02%H	2.47%	2.67%	2.41%	2.47%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$845,779	$908,637	$787,359	$496,878	$286,413	$155,140
Portfolio turnover rateI	12%H	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Index Fund Institutional Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$17.28	$14.69	$13.60	$12.43	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.39	.41	.36	.32	.28
Net realized and unrealized gain (loss)	(.62)	(1.37)	2.56	1.15	1.17	.48
Total from investment operations	(.39)	(.98)	2.97	1.51	1.49	.76
Distributions from net investment income	(.25)	(.39)	(.38)	(.34)	(.29)	(.24)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.34)	(.60)	(.38)	(.43)	(.33)	(.28)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.01	.01
Net asset value, end of period	$14.97	$15.70	$17.28	$14.69	$13.60	$12.43
Total ReturnC,D	(2.54)%	(5.61)%	20.71%	11.29%	12.46%	6.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.14%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.04%G	2.49%	2.69%	2.43%	2.49%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$172,944	$45,866	$19,098	$13,484	$11,030	$148
Portfolio turnover rateH	12%G	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,473,289
Gross unrealized depreciation	(85,792,988)
Net unrealized appreciation (depreciation)	$23,680,301
Tax cost	$1,055,480,220

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,829,802 and $59,081,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.23%
Premium Class	.09%
Institutional Class	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class and Premium Class pay a portion of the transfer agent fees at an annual rate of .16% and .02% of class-level average net assets, respectively and Institutional Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$26,795
Premium Class	86,644
$113,439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,105,250	1.36%	$925

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $34,313.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Investor Class	$518,009	$740,893
Premium Class	14,037,357	19,798,967
Institutional Class	2,130,044	1,095,966
Total	$16,685,410	$21,635,826
From net realized gain
Investor Class	$195,809	$432,872
Premium Class	5,145,321	10,356,218
Institutional Class	261,838	403,607
Total	$5,602,968	$11,192,697

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Investor Class
Shares sold	920,788	2,753,906	$14,180,060	$43,103,190
Reinvestment of distributions	44,295	72,804	692,979	1,128,867
Shares redeemed	(809,480)	(2,978,088)	(12,434,836)	(46,751,088)
Net increase (decrease)	155,603	(151,378)	$2,438,203	$(2,519,031)
Premium Class
Shares sold	11,433,044	27,867,364	$176,229,534	$435,688,005
Reinvestment of distributions	1,132,455	1,768,910	17,727,345	27,444,169
Shares redeemed	(13,952,257)	(17,309,705)	(215,545,672)	(268,097,001)
Net increase (decrease)	(1,386,758)	12,326,569	$(21,588,793)	$195,035,173
Institutional Class
Shares sold	9,730,110	5,876,891	$151,774,315	$90,757,244
Reinvestment of distributions	146,992	96,937	2,308,251	1,499,573
Shares redeemed	(1,247,057)	(4,157,082)	(19,154,203)	(64,479,062)
Net increase (decrease)	8,630,045	1,816,746	$134,928,363	$27,777,755

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Investor Class	.23%
Actual		$1,000.00	$974.30	$1.14
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Premium Class	.09%
Actual		$1,000.00	$974.50	$.45
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Class	.07%
Actual		$1,000.00	$974.60	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Fidelity Real Estate Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Real Estate Index - Net Mgmt Fee
Real Estate Index - Gross Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
50
23
24
17
23
17
22
15
23
12
14
14
14
1
14
7
-36
-8
-1
2012
2013
2014
2015
2016

	2012	2013	2014	2015	2016
TMG %	0%	0%	0%	0%	25%
Funds	71	68	71	72	82
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.14% to 0.07%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that, at its July 2017 meeting, it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for 2016 and the total expense ratio of Investor Class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the Total Mapped Group comprises funds of varying Lipper objectives. The Board noted that the total expense ratio of Investor Class is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07%; Investor Class: 0.23%; and Premium Class: 0.09%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0318
1.929346.106

Fidelity® Real Estate Index Fund Investor Class and Premium Class Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Simon Property Group, Inc.	7.8
Prologis, Inc.	5.3
Public Storage	4.5
AvalonBay Communities, Inc.	3.6
Digital Realty Trust, Inc.	3.5
Equity Residential (SBI)	3.5
Welltower, Inc.	3.4
Ventas, Inc.	3.1
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.3
39.9

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	16.9
REITs - Office Property	13.8
REITs - Regional Malls	12.3
REITs - Diversified	10.9
REITs - Health Care	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018
Stocks and Equity Futures	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.9%
Hotel & Resort REITs - 0.7%
Park Hotels & Resorts, Inc.	259,633	$7,505,990
REITs - Apartments - 16.9%
American Campus Communities, Inc.	219,883	8,456,700
American Homes 4 Rent Class A	405,786	8,436,291
Apartment Investment & Management Co. Class A	253,077	10,588,742
AvalonBay Communities, Inc.	222,553	37,923,031
Camden Property Trust (SBI)	149,351	12,927,823
Education Realty Trust, Inc.	122,093	4,032,732
Equity Residential (SBI)	592,287	36,490,802
Essex Property Trust, Inc.	106,434	24,796,993
Independence Realty Trust, Inc.	134,610	1,237,066
Mid-America Apartment Communities, Inc.	183,136	17,465,653
UDR, Inc.	431,255	15,753,745
		178,109,578
REITs - Diversified - 10.9%
Apple Hospitality (REIT), Inc.	337,927	6,586,197
Cousins Properties, Inc.	676,915	6,092,235
Digital Realty Trust, Inc.	331,119	37,068,772
Duke Realty Corp.	574,003	15,159,419
Forest City Realty Trust, Inc. Class A	429,910	10,089,988
Liberty Property Trust (SBI)	237,598	9,838,933
NorthStar Realty Europe Corp.	89,066	1,062,557
PS Business Parks, Inc.	32,063	3,915,213
TIER REIT, Inc.	77,110	1,496,705
Vornado Realty Trust	277,883	19,918,653
Washington REIT (SBI)	126,464	3,624,458
		114,853,130
REITs - Health Care - 10.0%
HCP, Inc.	756,075	18,206,286
Healthcare Realty Trust, Inc.	201,289	6,012,502
LTC Properties, Inc.	63,778	2,613,622
Quality Care Properties, Inc. (a)	151,196	2,041,146
Senior Housing Properties Trust (SBI)	382,995	6,637,303
Universal Health Realty Income Trust (SBI)	20,366	1,355,357
Ventas, Inc.	574,018	32,127,787
Welltower, Inc.	596,915	35,796,993
		104,790,996
REITs - Hotels - 7.4%
Ashford Hospitality Prime, Inc.	51,479	464,341
Ashford Hospitality Trust, Inc.	142,878	920,134
Chatham Lodging Trust	73,129	1,638,090
Chesapeake Lodging Trust	96,859	2,651,031
DiamondRock Hospitality Co.	322,838	3,796,575
Hersha Hospitality Trust	63,040	1,169,392
Hospitality Properties Trust (SBI)	264,886	7,525,411
Host Hotels & Resorts, Inc.	1,192,764	24,761,781
LaSalle Hotel Properties (SBI)	182,478	5,572,878
Pebblebrook Hotel Trust	111,134	4,334,226
RLJ Lodging Trust	281,645	6,511,632
Ryman Hospitality Properties, Inc.	82,504	6,315,681
Summit Hotel Properties, Inc.	167,992	2,602,196
Sunstone Hotel Investors, Inc.	363,192	6,119,785
Xenia Hotels & Resorts, Inc.	172,013	3,818,689
		78,201,842
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	66,823	2,356,179
Retail Properties America, Inc.	366,024	4,410,589
		6,766,768
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	141,570	12,220,322
Sun Communities, Inc.	127,879	11,360,770
		23,581,092
REITs - Office Property - 13.8%
Alexandria Real Estate Equities, Inc. (b)	163,072	21,150,438
Boston Properties, Inc.	248,719	30,769,027
Brandywine Realty Trust (SBI)	282,822	5,073,827
Columbia Property Trust, Inc.	193,092	4,226,784
Corporate Office Properties Trust (SBI)	160,543	4,382,824
Douglas Emmett, Inc.	256,835	9,931,809
Easterly Government Properties, Inc.	70,713	1,472,952
Equity Commonwealth (a)	199,998	5,981,940
Franklin Street Properties Corp.	172,827	1,752,466
Highwoods Properties, Inc. (SBI)	166,410	7,967,711
Hudson Pacific Properties, Inc.	250,305	8,002,251
JBG SMITH Properties	150,501	5,079,409
Kilroy Realty Corp.	158,565	11,308,856
Mack-Cali Realty Corp.	144,806	2,906,256
Paramount Group, Inc.	328,894	4,943,277
Piedmont Office Realty Trust, Inc. Class A	232,689	4,542,089
SL Green Realty Corp.	158,378	15,920,157
		145,412,073
REITs - Regional Malls - 12.3%
CBL & Associates Properties, Inc. (b)	275,761	1,533,231
General Growth Properties, Inc.	1,006,275	23,174,513
Pennsylvania Real Estate Investment Trust (SBI) (b)	112,674	1,257,442
Simon Property Group, Inc.	500,982	81,845,434
Tanger Factory Outlet Centers, Inc.	152,354	3,836,274
Taubman Centers, Inc.	97,853	6,032,637
The Macerich Co. (b)	174,704	11,280,637
		128,960,168
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	134,911	3,313,414
Brixmor Property Group, Inc.	491,405	7,975,503
Cedar Realty Trust, Inc.	130,989	669,354
DDR Corp.	492,909	4,002,421
Federal Realty Investment Trust (SBI)	116,926	14,124,661
Kimco Realty Corp.	686,041	10,914,912
Kite Realty Group Trust	134,731	2,271,565
Ramco-Gershenson Properties Trust (SBI)	127,910	1,690,970
Regency Centers Corp.	238,484	15,003,028
Retail Opportunity Investments Corp.	176,855	3,248,826
Saul Centers, Inc.	19,413	1,062,473
Seritage Growth Properties (b)	41,592	1,713,590
Urban Edge Properties	170,598	3,988,581
Weingarten Realty Investors (SBI)	192,487	5,687,991
WP Glimcher, Inc. (b)	299,403	1,970,072
		77,637,361
REITs - Storage - 7.7%
CubeSmart	291,531	8,025,848
Extra Space Storage, Inc. (b)	202,936	16,941,097
Life Storage, Inc.	75,005	6,232,916
National Storage Affiliates Trust	79,839	2,025,515
Public Storage	241,236	47,224,359
		80,449,735
REITs - Warehouse/Industrial - 7.9%
DCT Industrial Trust, Inc.	150,105	8,884,715
EastGroup Properties, Inc.	55,484	4,816,566
First Industrial Realty Trust, Inc.	193,158	5,960,856
Prologis, Inc.	857,572	55,836,513
QTS Realty Trust, Inc. Class A (b)	81,070	4,037,286
Rexford Industrial Realty, Inc.	125,552	3,727,639
		83,263,575
Residential REITs - 1.0%
Invitation Homes, Inc.	459,573	10,335,797
TOTAL COMMON STOCKS
(Cost $1,005,733,169)		1,039,868,105

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.39% (c)	6,195,510	6,196,749
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	32,904,626	32,907,917
TOTAL MONEY MARKET FUNDS
(Cost $39,104,666)		39,104,666
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,044,837,835)		1,078,972,771
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(26,870,459)
NET ASSETS - 100%		$1,052,102,312

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	March 2018	$6,640,630	$187,750	$187,750

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,457
Fidelity Securities Lending Cash Central Fund	34,313
Total	$56,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,039,868,105	$1,039,868,105	$--	$--
Money Market Funds	39,104,666	39,104,666	--	--
Total Investments in Securities:	$1,078,972,771	$1,078,972,771	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$187,750	$187,750	$--	$--
Total Assets	$187,750	$187,750	$--	$--
Total Derivative Instruments:	$187,750	$187,750	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$187,750	$0
Total Equity Risk	187,750	0
Total Value of Derivatives	$187,750	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,781,365) — See accompanying schedule: Unaffiliated issuers (cost $1,005,733,169)	$1,039,868,105
Fidelity Central Funds (cost $39,104,666)	39,104,666
Total Investment in Securities (cost $1,044,837,835)		$1,078,972,771
Segregated cash with brokers for derivative instruments		191,900
Receivable for fund shares sold		7,194,009
Dividends receivable		602,853
Distributions receivable from Fidelity Central Funds		8,941
Other receivables		2
Total assets		1,086,970,476
Liabilities
Payable for fund shares redeemed	$1,874,441
Accrued management fee	61,255
Payable for daily variation margin on futures contracts	641
Other affiliated payables	18,502
Collateral on securities loaned	32,913,325
Total liabilities		34,868,164
Net Assets		$1,052,102,312
Net Assets consist of:
Paid in capital		$1,022,801,178
Undistributed net investment income		2,416,864
Accumulated undistributed net realized gain (loss) on investments		(7,438,416)
Net unrealized appreciation (depreciation) on investments		34,322,686
Net Assets		$1,052,102,312
Investor Class:
Net Asset Value, offering price and redemption price per share ($33,379,137 ÷ 2,231,363 shares)		$14.96
Premium Class:
Net Asset Value, offering price and redemption price per share ($845,779,266 ÷ 56,500,253 shares)		$14.97
Institutional Class:
Net Asset Value, offering price and redemption price per share ($172,943,909 ÷ 11,551,673 shares)		$14.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$15,627,918
Interest		273
Income from Fidelity Central Funds		56,770
Total income		15,684,961
Expenses
Management fee	$353,820
Transfer agent fees	113,439
Independent trustees' fees and expenses	1,882
Interest	925
Miscellaneous	1,427
Total expenses before reductions	471,493
Expense reductions	(16)	471,477
Net investment income (loss)		15,213,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,566,302
Fidelity Central Funds	(1,575)
Futures contracts	478,412
Total net realized gain (loss)		2,043,139
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(45,857,265)
Fidelity Central Funds	(389)
Futures contracts	126,728
Total change in net unrealized appreciation (depreciation)		(45,730,926)
Net gain (loss)		(43,687,787)
Net increase (decrease) in net assets resulting from operations		$(28,474,303)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,213,484	$22,167,209
Net realized gain (loss)	2,043,139	3,045,141
Change in net unrealized appreciation (depreciation)	(45,730,926)	(70,690,365)
Net increase (decrease) in net assets resulting from operations	(28,474,303)	(45,478,015)
Distributions to shareholders from net investment income	(16,685,410)	(21,635,826)
Distributions to shareholders from net realized gain	(5,602,968)	(11,192,697)
Total distributions	(22,288,378)	(32,828,523)
Share transactions - net increase (decrease)	115,777,773	220,293,897
Redemption fees	27,089	171,488
Total increase (decrease) in net assets	65,042,181	142,158,847
Net Assets
Beginning of period	987,060,131	844,901,284
End of period	$1,052,102,312	$987,060,131
Other Information
Undistributed net investment income end of period	$2,416,864	$3,888,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund Investor Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$17.26	$14.67	$13.59	$12.41	$11.93
Income from Investment Operations
Net investment income (loss)A	.22	.36	.38	.33	.29	.25
Net realized and unrealized gain (loss)	(.61)	(1.37)	2.57	1.15	1.19	.48
Total from investment operations	(.39)	(1.01)	2.95	1.48	1.48	.73
Distributions from net investment income	(.24)	(.35)	(.36)	(.32)	(.27)	(.22)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.33)	(.57)B	(.36)	(.41)	(.31)	(.26)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01	.01
Net asset value, end of period	$14.96	$15.68	$17.26	$14.67	$13.59	$12.41
Total ReturnD,E	(2.57)%	(5.81)%	20.54%	11.04%	12.38%	6.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.23%	.32%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.23%H	.23%	.23%	.23%	.23%	.25%
Expenses net of all reductions	.23%H	.23%	.23%	.23%	.23%	.25%
Net investment income (loss)	2.88%H	2.33%	2.53%	2.27%	2.33%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$33,379	$32,557	$38,444	$30,832	$12,888	$7,493
Portfolio turnover rateI	12%H	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.211 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Index Fund Premium Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$17.28	$14.69	$13.60	$12.43	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.38	.40	.35	.31	.28
Net realized and unrealized gain (loss)	(.62)	(1.37)	2.57	1.16	1.18	.48
Total from investment operations	(.39)	(.99)	2.97	1.51	1.49	.76
Distributions from net investment income	(.25)	(.38)	(.38)	(.34)	(.28)	(.24)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.34)	(.59)	(.38)	(.43)	(.33)B	(.28)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01	.01
Net asset value, end of period	$14.97	$15.70	$17.28	$14.69	$13.60	$12.43
Total ReturnD,E	(2.55)%	(5.63)%	20.68%	11.26%	12.43%	6.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.18%	.19%	.19%	.19%
Expenses net of fee waivers, if any	.09%H	.09%	.09%	.09%	.09%	.09%
Expenses net of all reductions	.09%H	.09%	.09%	.09%	.09%	.09%
Net investment income (loss)	3.02%H	2.47%	2.67%	2.41%	2.47%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$845,779	$908,637	$787,359	$496,878	$286,413	$155,140
Portfolio turnover rateI	12%H	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Index Fund Institutional Class

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$17.28	$14.69	$13.60	$12.43	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.39	.41	.36	.32	.28
Net realized and unrealized gain (loss)	(.62)	(1.37)	2.56	1.15	1.17	.48
Total from investment operations	(.39)	(.98)	2.97	1.51	1.49	.76
Distributions from net investment income	(.25)	(.39)	(.38)	(.34)	(.29)	(.24)
Distributions from net realized gain	(.09)	(.21)	–	(.09)	(.04)	(.04)
Total distributions	(.34)	(.60)	(.38)	(.43)	(.33)	(.28)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.01	.01
Net asset value, end of period	$14.97	$15.70	$17.28	$14.69	$13.60	$12.43
Total ReturnC,D	(2.54)%	(5.61)%	20.71%	11.29%	12.46%	6.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.14%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.04%G	2.49%	2.69%	2.43%	2.49%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$172,944	$45,866	$19,098	$13,484	$11,030	$148
Portfolio turnover rateH	12%G	8%	5%	12%	14%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,473,289
Gross unrealized depreciation	(85,792,988)
Net unrealized appreciation (depreciation)	$23,680,301
Tax cost	$1,055,480,220

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,829,802 and $59,081,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.23%
Premium Class	.09%
Institutional Class	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class and Premium Class pay a portion of the transfer agent fees at an annual rate of .16% and .02% of class-level average net assets, respectively and Institutional Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$26,795
Premium Class	86,644
$113,439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,105,250	1.36%	$925

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $34,313.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Investor Class	$518,009	$740,893
Premium Class	14,037,357	19,798,967
Institutional Class	2,130,044	1,095,966
Total	$16,685,410	$21,635,826
From net realized gain
Investor Class	$195,809	$432,872
Premium Class	5,145,321	10,356,218
Institutional Class	261,838	403,607
Total	$5,602,968	$11,192,697

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Investor Class
Shares sold	920,788	2,753,906	$14,180,060	$43,103,190
Reinvestment of distributions	44,295	72,804	692,979	1,128,867
Shares redeemed	(809,480)	(2,978,088)	(12,434,836)	(46,751,088)
Net increase (decrease)	155,603	(151,378)	$2,438,203	$(2,519,031)
Premium Class
Shares sold	11,433,044	27,867,364	$176,229,534	$435,688,005
Reinvestment of distributions	1,132,455	1,768,910	17,727,345	27,444,169
Shares redeemed	(13,952,257)	(17,309,705)	(215,545,672)	(268,097,001)
Net increase (decrease)	(1,386,758)	12,326,569	$(21,588,793)	$195,035,173
Institutional Class
Shares sold	9,730,110	5,876,891	$151,774,315	$90,757,244
Reinvestment of distributions	146,992	96,937	2,308,251	1,499,573
Shares redeemed	(1,247,057)	(4,157,082)	(19,154,203)	(64,479,062)
Net increase (decrease)	8,630,045	1,816,746	$134,928,363	$27,777,755

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Investor Class	.23%
Actual		$1,000.00	$974.30	$1.14
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Premium Class	.09%
Actual		$1,000.00	$974.50	$.45
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Class	.07%
Actual		$1,000.00	$974.60	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Fidelity Real Estate Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.14% to 0.07%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that, at its July 2017 meeting, it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for 2016 and the total expense ratio of Investor Class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the Total Mapped Group comprises funds of varying Lipper objectives. The Board noted that the total expense ratio of Investor Class is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07%; Investor Class: 0.23%; and Premium Class: 0.09%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-SANN-0318
1.929335.106

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
United Rentals, Inc.	0.6
CBOE Holdings, Inc.	0.5
Arista Networks, Inc.	0.5
E*TRADE Financial Corp.	0.5
Take-Two Interactive Software, Inc.	0.5
2.6

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	17.1
Industrials	17.1
Financials	14.9
Consumer Discretionary	13.1
Real Estate	10.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)%

 * Foreign investments - 5.7%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
Adient PLC (a)	66,411	$4,303,433
Gentex Corp.	199,545	4,725,226
Lear Corp.	47,986	9,268,016
The Goodyear Tire & Rubber Co.	174,084	6,061,605
Visteon Corp. (b)	22,062	2,869,825
		27,228,105
Automobiles - 0.2%
Thor Industries, Inc.	34,854	4,763,148
Distributors - 0.2%
Pool Corp.	27,561	3,727,350
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (b)	37,829	3,714,808
Graham Holdings Co.	3,025	1,798,211
H&R Block, Inc.	146,197	3,880,068
Service Corp. International	128,343	5,129,870
ServiceMaster Global Holdings, Inc. (b)	94,871	5,001,599
		19,524,556
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	171,500	7,856,415
Choice Hotels International, Inc.	23,568	1,936,111
Domino's Pizza, Inc.	30,809	6,680,932
Dunkin' Brands Group, Inc.	63,693	4,117,752
Extended Stay America, Inc. unit	135,148	2,734,044
Hilton Grand Vacations, Inc. (b)	48,660	2,188,240
Hyatt Hotels Corp. Class A (b)	32,377	2,632,250
International Game Technology PLC	76,262	2,216,936
Six Flags Entertainment Corp. (a)	46,503	3,141,743
U.S. Foods Holding Corp. (b)	144,129	4,630,865
Vail Resorts, Inc.	28,288	6,182,625
Wendy's Co.	130,227	2,107,073
		46,424,986
Household Durables - 1.5%
CalAtlantic Group, Inc.	56,989	3,198,793
Leggett & Platt, Inc. (a)	93,245	4,336,825
NVR, Inc. (b)	2,341	7,440,096
PulteGroup, Inc.	191,764	6,103,848
Tempur Sealy International, Inc. (a)(b)	32,736	1,952,375
Toll Brothers, Inc.	104,236	4,855,313
Tupperware Brands Corp.	35,757	2,065,324
		29,952,574
Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc. (b)	38,188	1,790,635
Liberty Interactive Corp. QVC Group (Venture Group) Series A (b)	56,251	3,314,871
TripAdvisor, Inc. (a)(b)	76,375	2,647,921
Wayfair LLC Class A (a)(b)	27,093	2,492,827
		10,246,254
Leisure Products - 0.4%
Brunswick Corp.	61,716	3,874,530
Polaris Industries, Inc. (a)	41,613	4,702,685
		8,577,215
Media - 1.9%
AMC Networks, Inc. Class A (a)(b)	34,626	1,786,355
Cable One, Inc. (a)	3,319	2,343,314
Cinemark Holdings, Inc. (a)	75,039	2,761,435
Interpublic Group of Companies, Inc. (a)	273,720	5,991,731
John Wiley & Sons, Inc. Class A	31,263	1,982,074
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	131,928	4,972,366
Liberty Media Class A (a)(b)	17,465	623,151
Lions Gate Entertainment Corp.:
Class A (a)(b)	36,814	1,245,786
Class B (a)(b)	71,962	2,302,784
Live Nation Entertainment, Inc. (b)	94,585	4,262,000
Regal Entertainment Group Class A	79,612	1,821,523
Tegna, Inc.	151,624	2,193,999
The Madison Square Garden Co. (b)	12,995	2,804,841
Tribune Media Co. Class A	56,186	2,392,962
		37,484,321
Multiline Retail - 0.6%
Kohl's Corp.	118,681	7,686,968
Nordstrom, Inc. (a)	82,549	4,070,491
		11,757,459
Specialty Retail - 1.7%
AutoNation, Inc. (a)(b)	40,829	2,458,722
Bed Bath & Beyond, Inc.	96,822	2,234,652
Burlington Stores, Inc. (b)	47,933	5,833,925
Dick's Sporting Goods, Inc.	58,217	1,831,507
Floor & Decor Holdings, Inc. Class A	15,464	725,262
Foot Locker, Inc.	87,236	4,287,649
GameStop Corp. Class A (a)	70,229	1,180,549
Michaels Companies, Inc. (a)(b)	78,263	2,102,927
Murphy U.S.A., Inc. (a)(b)	23,031	1,964,775
Penske Automotive Group, Inc.	25,133	1,311,691
Sally Beauty Holdings, Inc. (a)(b)	90,717	1,506,809
Signet Jewelers Ltd.	42,648	2,256,079
Urban Outfitters, Inc. (a)(b)	57,402	1,957,982
Williams-Sonoma, Inc. (a)	59,913	3,069,343
		32,721,872
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	33,021	3,972,426
lululemon athletica, Inc. (b)	67,512	5,280,114
Michael Kors Holdings Ltd. (b)	101,491	6,698,406
Ralph Lauren Corp.	39,122	4,472,036
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	92,514	3,810,652
Switch, Inc. Class A (a)	25,482	413,318
		24,646,952

TOTAL CONSUMER DISCRETIONARY		257,054,792

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	26,850	3,251,804
Rite Aid Corp. (a)(b)	743,239	1,620,261
Sprouts Farmers Market LLC (a)(b)	91,855	2,565,510
Welbilt, Inc. (b)	90,786	2,024,528
		9,462,103
Food Products - 1.7%
Blue Buffalo Pet Products, Inc. (a)(b)	65,972	2,241,729
Flowers Foods, Inc.	124,814	2,447,603
Ingredion, Inc.	50,385	7,237,301
Lamb Weston Holdings, Inc.	103,384	6,058,302
Pilgrim's Pride Corp. (a)(b)	37,368	1,037,709
Pinnacle Foods, Inc.	83,465	5,169,822
Post Holdings, Inc. (a)(b)	45,824	3,467,502
Seaboard Corp.	184	797,824
The Hain Celestial Group, Inc. (a)(b)	71,840	2,739,978
TreeHouse Foods, Inc. (a)(b)	38,980	1,838,297
		33,036,067
Household Products - 0.2%
Energizer Holdings, Inc. (a)	42,455	2,471,730
Spectrum Brands Holdings, Inc. (a)	17,051	2,019,861
		4,491,591
Personal Products - 0.4%
Edgewell Personal Care Co. (a)(b)	40,457	2,284,202
Herbalife Ltd. (a)(b)	45,274	3,757,289
Nu Skin Enterprises, Inc. Class A	36,429	2,617,059
		8,658,550

TOTAL CONSUMER STAPLES		55,648,311

ENERGY - 4.6%
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	74,912	5,395,911
Nabors Industries Ltd.	218,093	1,709,849
Oceaneering International, Inc. (a)	69,319	1,433,517
Patterson-UTI Energy, Inc.	147,086	3,474,171
RPC, Inc. (a)	40,959	827,372
Transocean Ltd. (United States) (a)(b)	277,067	2,989,553
Weatherford International PLC (a)(b)	623,267	2,455,672
		18,286,045
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)(b)	162,922	3,165,574
Centennial Resource Development, Inc. Class A (a)(b)	93,303	1,904,314
Chesapeake Energy Corp. (a)(b)	638,978	2,236,423
CNX Resources Corp. (b)	160,723	2,251,729
CONSOL Energy, Inc. (b)	20,090	651,519
Diamondback Energy, Inc. (b)	69,297	8,696,774
Energen Corp. (b)	68,549	3,580,314
Extraction Oil & Gas, Inc. (a)(b)	84,942	1,197,682
Gulfport Energy Corp. (b)	112,444	1,143,555
HollyFrontier Corp.	125,150	6,002,194
Kosmos Energy Ltd. (a)(b)	162,865	1,125,397
Laredo Petroleum, Inc. (a)(b)	114,503	1,114,114
Murphy Oil Corp. (a)	115,172	3,697,021
Newfield Exploration Co. (b)	140,559	4,450,098
Parsley Energy, Inc. Class A (b)	165,405	3,903,558
PBF Energy, Inc. Class A	77,252	2,497,557
QEP Resources, Inc. (b)	169,155	1,583,291
Range Resources Corp. (a)	161,326	2,298,896
RSP Permian, Inc. (b)	92,745	3,680,122
SM Energy Co. (a)	78,192	1,825,783
Southwestern Energy Co. (b)	356,652	1,512,204
Targa Resources Corp.	149,852	7,192,896
Whiting Petroleum Corp. (a)(b)	63,536	1,773,925
World Fuel Services Corp.	46,995	1,310,691
WPX Energy, Inc. (b)	279,568	4,118,037
		72,913,668

TOTAL ENERGY		91,199,713

FINANCIALS - 14.9%
Banks - 4.7%
Associated Banc-Corp.	106,914	2,646,122
Bank of Hawaii Corp.	29,749	2,489,099
Bank of the Ozarks, Inc. (a)	85,008	4,246,150
BankUnited, Inc.	73,539	3,018,041
BOK Financial Corp.	17,624	1,704,065
Commerce Bancshares, Inc.	66,216	3,874,298
Cullen/Frost Bankers, Inc.	39,714	4,225,967
East West Bancorp, Inc.	101,543	6,692,699
First Hawaiian, Inc.	37,514	1,084,155
First Horizon National Corp.	205,614	4,083,494
FNB Corp., Pennsylvania	226,814	3,254,781
PacWest Bancorp	89,819	4,709,210
Peoples United Financial, Inc.	241,837	4,756,934
Pinnacle Financial Partners, Inc.	50,012	3,165,760
Popular, Inc.	71,078	2,888,610
Prosperity Bancshares, Inc.	46,846	3,550,927
Signature Bank (b)	38,165	5,877,410
SVB Financial Group (b)	37,051	9,134,924
Synovus Financial Corp.	83,548	4,209,984
TCF Financial Corp.	112,115	2,404,867
Webster Financial Corp.	64,677	3,662,012
Western Alliance Bancorp. (b)	68,814	4,036,629
Zions Bancorporation	139,565	7,540,697
		93,256,835
Capital Markets - 3.5%
BGC Partners, Inc. Class A	164,051	2,347,570
CBOE Holdings, Inc.	77,958	10,476,776
E*TRADE Financial Corp. (b)	190,877	10,059,218
Eaton Vance Corp. (non-vtg.)	79,057	4,569,495
FactSet Research Systems, Inc. (a)	27,232	5,465,190
Federated Investors, Inc. Class B (non-vtg.)	67,042	2,325,017
Lazard Ltd. Class A	82,884	4,854,516
Legg Mason, Inc.	58,092	2,475,881
LPL Financial	62,326	3,718,369
MarketAxess Holdings, Inc.	25,903	5,082,428
Morningstar, Inc.	13,376	1,285,701
MSCI, Inc.	62,789	8,742,112
SEI Investments Co.	94,581	7,107,762
		68,510,035
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	7,896	2,603,390
Navient Corp.	184,348	2,626,959
OneMain Holdings, Inc. (b)	44,681	1,461,516
Santander Consumer U.S.A. Holdings, Inc.	104,332	1,799,727
SLM Corp. (b)	304,428	3,482,656
		11,974,248
Diversified Financial Services - 0.3%
Voya Financial, Inc.	127,123	6,598,955
Insurance - 4.5%
Alleghany Corp. (b)	10,491	6,585,201
American Financial Group, Inc.	49,615	5,623,364
American National Insurance Co.	5,224	660,261
Arthur J. Gallagher & Co.	125,671	8,585,843
Aspen Insurance Holdings Ltd.	41,967	1,567,467
Assurant, Inc.	37,909	3,467,915
Assured Guaranty Ltd.	81,786	2,910,764
Axis Capital Holdings Ltd.	57,849	2,923,110
Brown & Brown, Inc.	82,840	4,347,443
Erie Indemnity Co. Class A	17,426	2,069,512
Everest Re Group Ltd.	28,687	6,592,273
First American Financial Corp.	75,931	4,485,244
Hanover Insurance Group, Inc.	29,962	3,390,200
Mercury General Corp.	19,264	942,973
Old Republic International Corp. (a)	172,206	3,700,707
ProAssurance Corp.	37,071	2,027,784
Reinsurance Group of America, Inc.	45,348	7,103,764
RenaissanceRe Holdings Ltd.	28,278	3,595,265
Torchmark Corp.	81,506	7,404,820
Validus Holdings Ltd.	54,482	3,688,431
W.R. Berkley Corp.	67,253	4,908,124
White Mountains Insurance Group Ltd.	2,519	2,115,708
		88,696,173
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	276,232	5,190,399
Chimera Investment Corp.	132,282	2,247,471
MFA Financial, Inc.	278,581	1,994,640
New Residential Investment Corp.	234,409	4,052,932
Starwood Property Trust, Inc.	180,072	3,671,668
Two Harbors Investment Corp.	122,271	1,803,497
		18,960,607
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (a)	335,965	4,757,264
TFS Financial Corp.	37,103	542,446
		5,299,710

TOTAL FINANCIALS		293,296,563

HEALTH CARE - 8.6%
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	69,385	2,075,305
Agios Pharmaceuticals, Inc. (a)(b)	33,623	2,648,147
Alkermes PLC (a)(b)	107,548	6,148,519
Alnylam Pharmaceuticals, Inc. (a)(b)	60,704	7,890,306
Bioverativ, Inc.	76,516	7,885,739
Exelixis, Inc. (b)	204,038	6,184,392
Intercept Pharmaceuticals, Inc. (a)(b)	12,634	784,571
Intrexon Corp. (a)(b)	42,495	552,435
Ionis Pharmaceuticals, Inc. (a)(b)	87,187	4,579,061
Juno Therapeutics, Inc. (b)	48,359	4,149,686
Neurocrine Biosciences, Inc. (a)(b)	61,689	5,272,559
Opko Health, Inc. (a)(b)	233,875	1,043,083
Seattle Genetics, Inc. (a)(b)	67,556	3,533,179
TESARO, Inc. (a)(b)	26,205	1,767,789
United Therapeutics Corp. (b)	30,327	3,912,183
		58,426,954
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (b)	28,962	6,806,070
DexCom, Inc. (a)(b)	60,404	3,515,513
Hill-Rom Holdings, Inc.	46,435	3,962,299
ResMed, Inc.	98,581	9,935,979
Steris PLC	59,112	5,374,463
Teleflex, Inc.	31,804	8,833,561
The Cooper Companies, Inc.	34,157	8,357,193
West Pharmaceutical Services, Inc.	51,717	5,182,043
		51,967,121
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (a)(b)	55,464	1,890,213
Brookdale Senior Living, Inc. (b)	130,002	1,235,019
Envision Healthcare Corp. (a)(b)	84,582	3,044,106
LifePoint Hospitals, Inc. (b)	25,654	1,268,590
MEDNAX, Inc. (b)	64,421	3,402,073
Patterson Companies, Inc. (a)	57,525	2,064,572
Premier, Inc. (a)(b)	39,924	1,295,534
Wellcare Health Plans, Inc. (b)	31,417	6,609,508
		20,809,615
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	27,861	3,491,262
Veeva Systems, Inc. Class A (b)	76,635	4,817,276
		8,308,538
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A (b)	14,802	3,826,761
Bio-Techne Corp.	26,091	3,660,306
Bruker Corp.	71,775	2,555,908
Charles River Laboratories International, Inc. (b)	33,253	3,506,196
PerkinElmer, Inc.	77,317	6,197,731
QIAGEN NV (b)	159,610	5,345,339
		25,092,241
Pharmaceuticals - 0.2%
Akorn, Inc. (b)	63,266	2,038,431
Endo International PLC (b)	157,343	1,087,240
Mallinckrodt PLC (a)(b)	66,886	1,207,961
		4,333,632

TOTAL HEALTH CARE		168,938,101

INDUSTRIALS - 17.1%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	66,199	4,199,665
HEICO Corp. (a)	21,610	1,735,715
HEICO Corp. Class A	42,543	2,801,457
Hexcel Corp.	63,157	4,316,781
Huntington Ingalls Industries, Inc.	31,535	7,490,824
Orbital ATK, Inc.	40,523	5,344,984
Spirit AeroSystems Holdings, Inc. Class A	81,756	8,368,544
Teledyne Technologies, Inc. (b)	24,612	4,698,923
		38,956,893
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)(b)	83,693	7,903,967
Airlines - 0.8%
Alaska Air Group, Inc.	85,029	5,588,956
Copa Holdings SA Class A	21,960	3,037,727
JetBlue Airways Corp. (b)	226,494	4,724,665
Spirit Airlines, Inc. (a)(b)	49,027	2,065,017
		15,416,365
Building Products - 1.9%
A.O. Smith Corp.	101,617	6,785,983
Allegion PLC	67,358	5,800,197
Armstrong World Industries, Inc. (b)	31,123	1,951,412
Fortune Brands Home & Security, Inc.	106,998	7,589,368
Lennox International, Inc.	27,064	5,897,516
Owens Corning	78,354	7,284,571
USG Corp. (a)(b)	60,134	2,324,780
		37,633,827
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (b)	36,974	2,046,141
Copart, Inc. (b)	140,215	6,179,275
KAR Auction Services, Inc.	95,476	5,207,261
Pitney Bowes, Inc.	131,526	1,855,832
Rollins, Inc.	67,510	3,330,943
		18,619,452
Construction & Engineering - 1.2%
AECOM (b)	109,616	4,287,082
Fluor Corp.	98,740	5,993,518
Jacobs Engineering Group, Inc.	84,423	5,864,022
Quanta Services, Inc. (b)	104,540	4,023,745
Valmont Industries, Inc.	15,629	2,556,904
		22,725,271
Electrical Equipment - 0.7%
Hubbell, Inc. Class B	38,530	5,238,154
Regal Beloit Corp.	31,449	2,449,877
Sensata Technologies Holding BV (a)(b)	119,520	6,723,000
		14,411,031
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	42,937	4,903,835
ITT, Inc.	62,678	3,509,968
		8,413,803
Machinery - 4.9%
AGCO Corp.	47,063	3,417,715
Allison Transmission Holdings, Inc.	87,939	3,890,421
Colfax Corp. (b)	62,437	2,498,729
Crane Co.	35,261	3,523,984
Donaldson Co., Inc.	91,875	4,654,388
Flowserve Corp. (a)	92,184	4,177,779
Gardner Denver Holdings, Inc.	45,845	1,585,320
Graco, Inc.	116,739	5,463,385
IDEX Corp.	53,929	7,737,733
Lincoln Electric Holdings, Inc.	41,512	4,050,326
Middleby Corp. (b)	38,862	5,295,336
Nordson Corp.	40,615	5,837,188
Oshkosh Corp.	52,631	4,774,684
Snap-On, Inc. (a)	40,006	6,853,428
Terex Corp.	54,904	2,581,586
Timken Co.	48,803	2,564,598
Toro Co.	74,458	4,888,168
Trinity Industries, Inc.	106,111	3,657,646
WABCO Holdings, Inc. (b)	35,744	5,518,516
Wabtec Corp. (a)	60,535	4,905,756
Xylem, Inc.	126,675	9,153,536
		97,030,222
Marine - 0.1%
Kirby Corp. (a)(b)	37,620	2,817,738
Professional Services - 1.1%
Dun & Bradstreet Corp.	26,104	3,229,848
Manpower, Inc.	47,301	6,214,878
Robert Half International, Inc.	87,094	5,041,001
TransUnion Holding Co., Inc. (b)	111,320	6,607,955
		21,093,682
Road & Rail - 0.9%
AMERCO	3,545	1,294,209
Genesee & Wyoming, Inc. Class A (b)	43,015	3,434,748
Landstar System, Inc.	29,480	3,273,754
Old Dominion Freight Lines, Inc.	43,211	6,328,251
Ryder System, Inc.	37,135	3,231,859
		17,562,821
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	68,124	3,312,189
HD Supply Holdings, Inc. (b)	131,996	5,133,324
MSC Industrial Direct Co., Inc. Class A	30,722	2,884,181
United Rentals, Inc. (b)	59,644	10,802,126
Univar, Inc. (b)	80,176	2,394,055
Watsco, Inc.	21,365	3,841,213
WESCO International, Inc. (b)	33,164	2,260,127
		30,627,215
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	56,430	3,744,131

TOTAL INDUSTRIALS		336,956,418

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	37,377	10,309,324
Arris International PLC (b)	125,023	3,163,082
CommScope Holding Co., Inc. (b)	133,347	5,151,195
EchoStar Holding Corp. Class A (b)	33,308	2,033,786
		20,657,387
Electronic Equipment & Components - 3.7%
Arrow Electronics, Inc. (b)	62,465	5,080,903
Avnet, Inc.	85,008	3,612,840
CDW Corp.	105,546	7,893,785
Cognex Corp.	117,193	7,309,327
Coherent, Inc. (b)	17,256	4,478,277
Dolby Laboratories, Inc. Class A	38,675	2,488,350
FLIR Systems, Inc.	97,474	4,991,644
IPG Photonics Corp. (b)	25,370	6,391,972
Jabil, Inc.	121,823	3,097,959
Keysight Technologies, Inc. (b)	130,410	6,092,755
National Instruments Corp.	75,181	3,754,539
Trimble, Inc. (b)	177,002	7,805,788
Universal Display Corp. (a)	29,370	4,681,578
Zebra Technologies Corp. Class A (b)	36,916	4,546,575
		72,226,292
Internet Software & Services - 1.6%
CoStar Group, Inc. (b)	25,038	8,665,902
GoDaddy, Inc. (b)	88,760	4,902,215
IAC/InterActiveCorp (b)	49,285	7,144,846
LogMeIn, Inc.	36,613	4,605,915
Match Group, Inc. (a)(b)	25,812	901,871
Pandora Media, Inc. (a)(b)	170,529	815,129
Zillow Group, Inc.:
Class A (b)	38,140	1,708,291
Class C (a)(b)	76,289	3,391,809
		32,135,978
IT Services - 3.6%
Booz Allen Hamilton Holding Corp. Class A	100,473	3,936,532
Broadridge Financial Solutions, Inc.	82,766	7,979,470
Conduent, Inc. (b)	133,934	2,196,518
CoreLogic, Inc. (b)	58,053	2,749,390
CSRA, Inc.	114,334	3,805,036
DST Systems, Inc.	42,149	3,513,962
Euronet Worldwide, Inc. (b)	35,429	3,325,720
Gartner, Inc. (b)	61,890	8,586,619
Genpact Ltd.	107,278	3,641,015
Jack Henry & Associates, Inc.	54,679	6,816,284
Leidos Holdings, Inc.	100,379	6,685,241
Sabre Corp. (a)	145,330	3,018,504
Square, Inc. (a)(b)	171,711	8,054,963
Teradata Corp. (a)(b)	85,374	3,457,647
WEX, Inc. (b)	27,673	4,284,057
		72,050,958
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(b)	594,706	8,171,260
Cavium, Inc. (b)	47,362	4,204,798
Cypress Semiconductor Corp.	232,303	4,016,519
First Solar, Inc. (b)	57,572	3,867,111
Marvell Technology Group Ltd.	281,297	6,562,659
Microsemi Corp. (b)	82,907	5,122,824
ON Semiconductor Corp. (b)	294,715	7,291,249
Teradyne, Inc.	140,335	6,432,956
Versum Materials, Inc.	76,739	2,823,995
		48,493,371
Software - 4.5%
ANSYS, Inc. (b)	60,291	9,746,040
Atlassian Corp. PLC (a)(b)	64,668	3,491,425
Black Knight, Inc. (b)	76,701	3,796,700
Cadence Design Systems, Inc. (b)	195,796	8,783,409
FireEye, Inc. (a)(b)	128,127	1,932,155
Fortinet, Inc. (b)	102,830	4,734,293
Guidewire Software, Inc. (a)(b)	53,391	4,241,915
Manhattan Associates, Inc. (a)(b)	48,742	2,574,552
Nuance Communications, Inc. (b)	202,667	3,609,499
Parametric Technology Corp. (b)	81,006	5,887,516
Splunk, Inc. (a)(b)	98,392	9,088,469
SS&C Technologies Holdings, Inc.	121,589	6,113,495
Tableau Software, Inc. (b)	45,213	3,472,811
Take-Two Interactive Software, Inc. (b)	78,819	9,984,003
Tyler Technologies, Inc. (b)	24,342	4,905,156
Ultimate Software Group, Inc. (a)(b)	20,088	4,678,294
Zynga, Inc. (b)	543,315	1,945,068
		88,984,800
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (b)	85,149	3,193,939

TOTAL INFORMATION TECHNOLOGY		337,742,725

MATERIALS - 7.1%
Chemicals - 2.8%
Ashland Global Holdings, Inc.	43,740	3,175,087
Axalta Coating Systems Ltd. (b)	150,110	4,728,465
Cabot Corp.	43,156	2,919,072
CF Industries Holdings, Inc.	164,701	6,989,910
Huntsman Corp.	141,801	4,902,061
NewMarket Corp.	5,211	2,071,841
Olin Corp.	116,439	4,340,846
Platform Specialty Products Corp. (b)	156,173	1,828,786
RPM International, Inc.	92,609	4,834,190
The Chemours Co. LLC	130,491	6,735,945
The Scotts Miracle-Gro Co. Class A	30,414	2,745,472
Valvoline, Inc.	144,467	3,561,112
W.R. Grace & Co.	48,122	3,552,366
Westlake Chemical Corp.	25,135	2,830,201
		55,215,354
Construction Materials - 0.2%
Eagle Materials, Inc.	33,126	3,711,768
Containers & Packaging - 2.6%
Aptargroup, Inc.	43,229	3,779,079
Ardagh Group SA	13,070	261,400
Avery Dennison Corp.	62,355	7,649,711
Bemis Co., Inc.	63,770	2,980,610
Berry Global Group, Inc. (b)	91,475	5,414,405
Crown Holdings, Inc. (b)	91,460	5,309,253
Graphic Packaging Holding Co.	218,726	3,532,425
Owens-Illinois, Inc. (b)	114,600	2,661,012
Packaging Corp. of America	65,982	8,289,319
Sealed Air Corp.	126,655	5,997,114
Silgan Holdings, Inc.	52,361	1,565,070
Sonoco Products Co.	69,208	3,758,686
		51,198,084
Metals & Mining - 1.4%
Alcoa Corp. (b)	130,582	6,792,876
Reliance Steel & Aluminum Co.	49,997	4,379,237
Royal Gold, Inc.	45,926	4,087,414
Steel Dynamics, Inc.	161,039	7,311,171
Tahoe Resources, Inc.	217,859	961,768
United States Steel Corp. (a)	123,132	4,606,368
		28,138,834
Paper & Forest Products - 0.1%
Domtar Corp.	43,948	2,257,169

TOTAL MATERIALS		140,521,209

REAL ESTATE - 10.3%
Equity Real Estate Investment Trusts (REITs) - 9.7%
Alexandria Real Estate Equities, Inc. (a)	66,849	8,670,315
American Campus Communities, Inc.	96,137	3,697,429
American Homes 4 Rent Class A	169,408	3,521,992
Apartment Investment & Management Co. Class A	110,245	4,612,651
Apple Hospitality (REIT), Inc.	148,251	2,889,412
Brandywine Realty Trust (SBI)	121,934	2,187,496
Brixmor Property Group, Inc.	215,618	3,499,480
Camden Property Trust (SBI)	64,178	5,555,248
Colony NorthStar, Inc.	380,097	3,413,271
Columbia Property Trust, Inc.	84,559	1,850,997
CoreSite Realty Corp.	23,946	2,593,831
Corporate Office Properties Trust (SBI)	70,299	1,919,163
Corrections Corp. of America	83,167	1,930,306
CubeSmart	127,109	3,499,311
CyrusOne, Inc.	63,681	3,673,757
DCT Industrial Trust, Inc.	65,892	3,900,147
DDR Corp.	218,380	1,773,246
Douglas Emmett, Inc.	112,371	4,345,387
Duke Realty Corp.	251,191	6,633,954
Empire State Realty Trust, Inc.	90,888	1,776,860
EPR Properties	44,316	2,617,303
Equity Commonwealth (b)	85,058	2,544,085
Equity Lifestyle Properties, Inc.	57,452	4,959,257
Forest City Realty Trust, Inc. Class A	177,959	4,176,698
Gaming & Leisure Properties	141,834	5,168,431
Healthcare Trust of America, Inc.	143,134	3,951,930
Highwoods Properties, Inc. (SBI)	71,814	3,438,454
Hospitality Properties Trust (SBI)	114,616	3,256,241
Hudson Pacific Properties, Inc.	110,289	3,525,939
Invitation Homes, Inc. (a)	206,971	4,654,778
Iron Mountain, Inc.	195,586	6,851,378
Kilroy Realty Corp.	68,133	4,859,246
Lamar Advertising Co. Class A	58,506	4,212,432
Liberty Property Trust (SBI)	103,893	4,302,209
Life Storage, Inc.	32,336	2,687,122
Medical Properties Trust, Inc. (a)	255,626	3,343,588
National Retail Properties, Inc.	107,009	4,246,117
Omega Healthcare Investors, Inc. (a)	137,398	3,715,242
Outfront Media, Inc.	97,756	2,189,734
Paramount Group, Inc.	145,324	2,184,220
Park Hotels & Resorts, Inc.	101,520	2,934,943
Piedmont Office Realty Trust, Inc. Class A	102,287	1,996,642
Rayonier, Inc.	90,793	2,947,141
Regency Centers Corp.	105,345	6,627,254
Retail Properties America, Inc.	160,394	1,932,748
Senior Housing Properties Trust (SBI)	166,178	2,879,865
Spirit Realty Capital, Inc.	321,872	2,629,694
Store Capital Corp.	120,423	2,951,568
Sun Communities, Inc.	54,196	4,814,773
Tanger Factory Outlet Centers, Inc.	65,031	1,637,481
Taubman Centers, Inc. (a)	41,654	2,567,969
Uniti Group, Inc. (a)	116,857	1,849,846
Weingarten Realty Investors (SBI)	84,764	2,504,776
WP Carey, Inc.	74,526	4,830,030
		191,933,387
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (b)	25,817	3,251,909
Jones Lang LaSalle, Inc.	31,881	4,984,594
Realogy Holdings Corp. (a)	93,693	2,577,494
		10,813,997

TOTAL REAL ESTATE		202,747,384

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (b)	131,289	4,818,306
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	68,322	1,874,072
U.S. Cellular Corp. (b)	9,875	359,154
		2,233,226

TOTAL TELECOMMUNICATION SERVICES		7,051,532

UTILITIES - 3.5%
Electric Utilities - 1.7%
Alliant Energy Corp.	163,497	6,499,006
Great Plains Energy, Inc.	152,249	4,737,989
Hawaiian Electric Industries, Inc.	76,421	2,606,720
OGE Energy Corp.	140,933	4,538,043
Pinnacle West Capital Corp.	78,554	6,280,392
Vistra Energy Corp. (a)(b)	170,461	3,323,990
Westar Energy, Inc.	100,161	5,174,317
		33,160,457
Gas Utilities - 0.7%
Atmos Energy Corp.	72,805	6,035,535
National Fuel Gas Co.	56,781	3,165,541
UGI Corp.	122,116	5,589,249
		14,790,325
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (b)	253,895	3,831,276
NRG Energy, Inc.	211,468	5,500,283
		9,331,559
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	137,173	3,632,341
Vectren Corp.	58,736	3,561,164
		7,193,505
Water Utilities - 0.2%
Aqua America, Inc.	125,619	4,548,664

TOTAL UTILITIES		69,024,510

TOTAL COMMON STOCKS
(Cost $1,639,121,481)		1,960,181,258
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.31% 5/10/18 (c)
(Cost $498,223)	500,000	498,043
	Shares	Value

Money Market Funds - 13.7%
Fidelity Cash Central Fund, 1.39% (d)	6,384,308	$6,385,585
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	264,131,765	264,158,178
TOTAL MONEY MARKET FUNDS
(Cost $270,543,648)		270,543,763
TOTAL INVESTMENT IN SECURITIES - 113.2%
(Cost $1,910,163,352)		2,231,223,064
NET OTHER ASSETS (LIABILITIES) - (13.2)%		(260,225,366)
NET ASSETS - 100%		$1,970,997,698

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	56	March 2018	$10,943,520	$(66,945)	$(66,945)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,026.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,352
Fidelity Securities Lending Cash Central Fund	231,090
Total	$301,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$257,054,792	$257,054,792	$--	$--
Consumer Staples	55,648,311	55,648,311	--	--
Energy	91,199,713	91,199,713	--	--
Financials	293,296,563	293,296,563	--	--
Health Care	168,938,101	168,938,101	--	--
Industrials	336,956,418	336,956,418	--	--
Information Technology	337,742,725	337,742,725	--	--
Materials	140,521,209	140,521,209	--	--
Real Estate	202,747,384	202,747,384	--	--
Telecommunication Services	7,051,532	7,051,532	--	--
Utilities	69,024,510	69,024,510	--	--
U.S. Government and Government Agency Obligations	498,043	--	498,043	--
Money Market Funds	270,543,763	270,543,763	--	--
Total Investments in Securities:	$2,231,223,064	$2,230,725,021	$498,043	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(66,945)	$(66,945)	$--	$--
Total Liabilities	$(66,945)	$(66,945)	$--	$--
Total Derivative Instruments:	$(66,945)	$(66,945)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(66,945)
Total Equity Risk	0	(66,945)
Total Value of Derivatives	$0	$(66,945)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $257,264,052) — See accompanying schedule: Unaffiliated issuers (cost $1,639,619,704)	$1,960,679,301
Fidelity Central Funds (cost $270,543,648)	270,543,763
Total Investment in Securities (cost $1,910,163,352)		$2,231,223,064
Receivable for fund shares sold		4,560,678
Dividends receivable		843,723
Distributions receivable from Fidelity Central Funds		42,350
Prepaid expenses		1,941
Receivable from investment adviser for expense reductions		136,745
Total assets		2,236,808,501
Liabilities
Payable for fund shares redeemed	$1,205,234
Accrued management fee	174,625
Payable for daily variation margin on futures contracts	18,615
Other affiliated payables	159,508
Other payables and accrued expenses	102,766
Collateral on securities loaned	264,150,055
Total liabilities		265,810,803
Net Assets		$1,970,997,698
Net Assets consist of:
Paid in capital		$1,663,568,250
Undistributed net investment income		869,466
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,432,785)
Net unrealized appreciation (depreciation) on investments		320,992,767
Net Assets, for 155,791,078 shares outstanding		$1,970,997,698
Net Asset Value, offering price and redemption price per share ($1,970,997,698 ÷ 155,791,078 shares)		$12.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$11,636,739
Interest		3,610
Income from Fidelity Central Funds		301,442
Total income		11,941,791
Expenses
Management fee	$913,340
Transfer agent fees	622,732
Accounting and security lending fees	228,504
Custodian fees and expenses	71,925
Independent trustees' fees and expenses	2,974
Registration fees	90,317
Audit	27,252
Legal	3,381
Interest	3,752
Miscellaneous	5,000
Total expenses before reductions	1,969,177
Expense reductions	(720,808)	1,248,369
Net investment income (loss)		10,693,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,917,515)
Fidelity Central Funds	8,675
Foreign currency transactions	102
Futures contracts	1,183,863
Total net realized gain (loss)		(724,875)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	203,354,434
Fidelity Central Funds	(5,658)
Futures contracts	(69,703)
Total change in net unrealized appreciation (depreciation)		203,279,073
Net gain (loss)		202,554,198
Net increase (decrease) in net assets resulting from operations		$213,247,620

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,693,422	$11,793,018
Net realized gain (loss)	(724,875)	3,781,259
Change in net unrealized appreciation (depreciation)	203,279,073	91,311,548
Net increase (decrease) in net assets resulting from operations	213,247,620	106,885,825
Distributions to shareholders from net investment income	(17,827,435)	(4,865,375)
Distributions to shareholders from net realized gain	(10,934,823)	(3,149,008)
Total distributions	(28,762,258)	(8,014,383)
Share transactions
Proceeds from sales of shares	647,595,737	1,345,667,328
Reinvestment of distributions	5,077,657	2,207,604
Cost of shares redeemed	(327,121,258)	(341,505,074)
Net increase (decrease) in net assets resulting from share transactions	325,552,136	1,006,369,858
Total increase (decrease) in net assets	510,037,498	1,105,241,300
Net Assets
Beginning of period	1,460,960,200	355,718,900
End of period	$1,970,997,698	$1,460,960,200
Other Information
Undistributed net investment income end of period	$869,466	$8,003,479
Shares
Sold	54,651,670	125,937,449
Issued in reinvestment of distributions	433,807	216,054
Redeemed	(27,843,192)	(32,258,957)
Net increase (decrease)	27,242,285	93,894,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.14
Net realized and unrealized gain (loss)	1.41	1.11	.18
Total from investment operations	1.49	1.26	.32
Distributions from net investment income	(.13)	(.09)	(.05)
Distributions from net realized gain	(.08)	(.06)	(.01)
Total distributions	(.21)	(.15)	(.06)
Net asset value, end of period	$12.65	$11.37	$10.26
Total ReturnC,D	13.22%	12.41%	3.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.24%G	.29%	.35%G
Expenses net of fee waivers, if any	.15%G	.15%	.15%G
Expenses net of all reductions	.15%G	.15%	.15%G
Net investment income (loss)	1.29%G	1.38%	1.48%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,970,998	$1,460,960	$355,719
Portfolio turnover rateH	20%G	22%	99%G

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$374,524,270
Gross unrealized depreciation	(70,448,376)
Net unrealized appreciation (depreciation)	$304,075,894
Tax cost	$1,927,080,225

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $483,495,643 and $164,887,678, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,788,333	1.34%	$3,752

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statmement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $231,090

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $719,896. Effective March 1, 2018 the expense limitation will be changed to .10%. This reimbursement will remain in place through September 30, 2019.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $912.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.15%	$1,000.00	$1,132.20	$.81-C
Hypothetical-D		$1,000.00	$1,024.45	$.77-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective March 1, 2018, had been in effect during the current period, the restated annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $0.54 and $0.51, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI Small-Mid Cap 500 Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

SAI Small-Mid Cap 500 Index
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
16
15
15
14
11
11

	2015	2016
TMG %	40%	42%
Funds	54	58
ASPG Quartile	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Microsoft Corp.	5.3
Johnson & Johnson	4.6
Apple, Inc.	4.5
MasterCard, Inc. Class A	3.5
Visa, Inc. Class A	3.4
21.3

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	42.2
Consumer Discretionary	15.7
Industrials	13.3
Health Care	13.0
Consumer Staples	10.2

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.2%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.7%
Aptiv PLC	309,332	$29,349,420
Lear Corp.	65,592	12,668,439
		42,017,859
Distributors - 0.2%
Genuine Parts Co.	147,713	15,372,492
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	116,772	11,192,596
Starbucks Corp.	1,964,801	111,620,345
		122,812,941
Household Durables - 0.4%
Garmin Ltd. (a)	120,417	7,579,046
Leggett & Platt, Inc. (a)	131,553	6,118,530
NVR, Inc. (b)	4,034	12,820,738
		26,518,314
Internet & Direct Marketing Retail - 1.5%
Priceline Group, Inc. (b)	50,357	96,285,102
Leisure Products - 0.2%
Hasbro, Inc. (a)	114,227	10,802,447
Media - 3.3%
CBS Corp. Class B	377,507	21,748,178
Interpublic Group of Companies, Inc.	380,257	8,323,826
Omnicom Group, Inc. (a)	248,848	19,074,199
The Walt Disney Co.	1,508,297	163,906,635
		213,052,838
Multiline Retail - 0.5%
Dollar General Corp.	261,692	26,985,679
Nordstrom, Inc. (a)	122,789	6,054,726
		33,040,405
Specialty Retail - 4.6%
Best Buy Co., Inc.	283,260	20,694,976
Gap, Inc. (a)	247,530	8,227,897
Lowe's Companies, Inc.	932,596	97,670,779
O'Reilly Automotive, Inc. (b)	120,188	31,812,562
Ross Stores, Inc.	520,230	42,861,750
TJX Companies, Inc.	886,420	71,197,254
Tractor Supply Co.	148,485	11,321,981
Ulta Beauty, Inc.	68,903	15,303,356
		299,090,555
Textiles, Apparel & Luxury Goods - 2.4%
lululemon athletica, Inc. (b)	105,689	8,265,937
Michael Kors Holdings Ltd. (b)	190,180	12,551,880
NIKE, Inc. Class B	1,534,569	104,688,297
VF Corp.	375,221	30,445,432
		155,951,546

TOTAL CONSUMER DISCRETIONARY		1,014,944,499

CONSUMER STAPLES - 10.2%
Beverages - 3.5%
Brown-Forman Corp. Class B (non-vtg.)	254,078	17,607,605
Dr. Pepper Snapple Group, Inc.	164,358	19,616,127
Monster Beverage Corp. (b)	395,827	27,007,276
PepsiCo, Inc.	1,341,511	161,383,773
		225,614,781
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	437,490	85,253,676
Food Products - 0.8%
Campbell Soup Co. (a)	208,952	9,726,716
General Mills, Inc.	575,113	33,638,359
Hormel Foods Corp. (a)	292,673	10,047,464
		53,412,539
Household Products - 1.3%
Church & Dwight Co., Inc.	244,690	11,953,107
Kimberly-Clark Corp.	583,661	68,288,337
		80,241,444
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	236,558	31,925,868
Tobacco - 2.8%
Altria Group, Inc.	2,592,441	182,352,300

TOTAL CONSUMER STAPLES		658,800,608

FINANCIALS - 1.8%
Capital Markets - 1.1%
Eaton Vance Corp. (non-vtg.)	119,676	6,917,273
Franklin Resources, Inc.	303,966	12,891,198
SEI Investments Co.	148,335	11,147,375
T. Rowe Price Group, Inc.	276,990	30,920,394
TD Ameritrade Holding Corp.	233,919	13,050,341
		74,926,581
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	513,387	42,878,082

TOTAL FINANCIALS		117,804,663

HEALTH CARE - 13.0%
Biotechnology - 3.5%
Biogen, Inc. (b)	225,396	78,394,983
Gilead Sciences, Inc.	1,340,049	112,296,106
Regeneron Pharmaceuticals, Inc. (b)	75,370	27,634,411
United Therapeutics Corp. (b)	46,793	6,036,297
		224,361,797
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (b)	79,976	20,953,712
Edwards Lifesciences Corp. (b)	222,197	28,125,696
Intuitive Surgical, Inc. (b)	107,477	46,394,597
ResMed, Inc.	129,561	13,058,453
Varian Medical Systems, Inc. (a)(b)	93,968	11,980,920
		120,513,378
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (b)	150,996	11,427,377
McKesson Corp.	193,676	32,708,003
		44,135,380
Health Care Technology - 0.3%
Cerner Corp. (b)	278,409	19,246,414
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (b)	30,806	20,802,060
Waters Corp. (b)	73,123	15,766,050
		36,568,110
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	1,618,430	101,313,718
Johnson & Johnson	2,139,712	295,686,801
		397,000,519

TOTAL HEALTH CARE		841,825,598

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.9%
General Dynamics Corp.	272,815	60,695,881
Huntington Ingalls Industries, Inc.	48,662	11,559,171
Northrop Grumman Corp.	177,624	60,486,301
Raytheon Co.	271,684	56,765,655
		189,507,008
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	148,970	13,624,796
Expeditors International of Washington, Inc.	189,648	12,317,638
		25,942,434
Airlines - 0.1%
Southwest Airlines Co.	143,633	8,732,886
Building Products - 0.2%
A.O. Smith Corp.	148,273	9,901,671
Commercial Services & Supplies - 0.1%
Rollins, Inc. (a)	116,339	5,740,166
Electrical Equipment - 0.9%
Acuity Brands, Inc. (a)	41,651	6,432,580
Fortive Corp.	273,968	20,827,047
Rockwell Automation, Inc.	142,335	28,081,272
		55,340,899
Industrial Conglomerates - 4.5%
3M Co.	729,769	182,807,135
Honeywell International, Inc.	688,278	109,897,348
		292,704,483
Machinery - 1.7%
Cummins, Inc.	156,914	29,499,832
Illinois Tool Works, Inc.	321,307	55,801,387
Middleby Corp. (b)	54,873	7,476,995
Snap-On, Inc. (a)	56,180	9,624,196
WABCO Holdings, Inc. (b)	50,378	7,777,859
		110,180,269
Professional Services - 0.1%
Robert Half International, Inc.	147,902	8,560,568
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	92,935	11,229,336
Old Dominion Freight Lines, Inc.	59,613	8,730,324
Union Pacific Corp.	744,668	99,413,178
		119,372,838
Trading Companies & Distributors - 0.5%
Fastenal Co. (a)	318,934	17,528,613
W.W. Grainger, Inc. (a)	51,508	13,889,647
		31,418,260

TOTAL INDUSTRIALS		857,401,482

INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.2%
F5 Networks, Inc. (b)	77,012	11,131,314
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	289,781	26,882,983
CDW Corp.	149,468	11,178,712
Cognex Corp.	167,869	10,469,990
IPG Photonics Corp. (b)	37,801	9,523,962
TE Connectivity Ltd.	328,661	33,697,612
		91,753,259
Internet Software & Services - 5.5%
Alphabet, Inc.:
Class A (b)	140,271	165,831,182
Class C (b)	147,291	172,321,633
MercadoLibre, Inc.	43,962	17,017,690
		355,170,505
IT Services - 13.8%
Accenture PLC Class A	841,273	135,192,571
Automatic Data Processing, Inc.	570,038	70,473,798
Broadridge Financial Solutions, Inc.	118,291	11,404,435
Fiserv, Inc. (b)	201,857	28,429,540
IBM Corp.	1,012,444	165,737,083
Jack Henry & Associates, Inc.	84,175	10,493,256
MasterCard, Inc. Class A	1,330,395	224,836,755
Paychex, Inc.	444,705	30,351,116
Visa, Inc. Class A	1,751,352	217,570,459
		894,489,013
Semiconductors & Semiconductor Equipment - 10.2%
Applied Materials, Inc.	1,190,828	63,864,106
Intel Corp.	4,507,085	216,971,072
KLA-Tencor Corp.	177,574	19,497,625
Maxim Integrated Products, Inc.	276,333	16,856,313
NVIDIA Corp.	686,609	168,768,492
Skyworks Solutions, Inc.	199,232	19,367,343
Texas Instruments, Inc.	1,225,984	134,453,665
Xilinx, Inc.	244,293	17,838,275
		657,616,891
Software - 6.6%
Cadence Design Systems, Inc. (b)	253,447	11,369,632
Citrix Systems, Inc. (b)	145,187	13,467,546
Intuit, Inc.	354,020	59,439,958
Microsoft Corp.	3,576,039	339,759,467
		424,036,603
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,736,265	290,702,849

TOTAL INFORMATION TECHNOLOGY		2,724,900,434

MATERIALS - 2.8%
Chemicals - 2.6%
Celanese Corp. Class A	127,313	13,770,174
International Flavors & Fragrances, Inc.	73,261	11,011,128
LyondellBasell Industries NV Class A	416,300	49,889,392
Monsanto Co.	417,621	50,866,238
Sherwin-Williams Co.	109,485	45,667,288
		171,204,220
Containers & Packaging - 0.2%
Avery Dennison Corp.	87,656	10,753,638

TOTAL MATERIALS		181,957,858

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage	172,239	33,717,507
TOTAL COMMON STOCKS
(Cost $4,863,540,183)		6,431,352,649
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $995,450)	1,000,000	994,167
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.39% (d)	24,120,122	$24,124,946
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	129,851,505	129,864,490
TOTAL MONEY MARKET FUNDS
(Cost $153,989,436)		153,989,436
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $5,018,525,069)		6,586,336,252
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(124,988,160)
NET ASSETS - 100%		$6,461,348,092

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	205	March 2018	$28,964,450	$1,305,588	$1,305,588

The notional amount of futures purchased as a percentage of net assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $954,400.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154,745
Fidelity Securities Lending Cash Central Fund	43,591
Total	$198,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,014,944,499	$1,014,944,499	$--	$--
Consumer Staples	658,800,608	658,800,608	--	--
Financials	117,804,663	117,804,663	--	--
Health Care	841,825,598	841,825,598	--	--
Industrials	857,401,482	857,401,482	--	--
Information Technology	2,724,900,434	2,724,900,434	--	--
Materials	181,957,858	181,957,858	--	--
Real Estate	33,717,507	33,717,507	--	--
U.S. Government and Government Agency Obligations	994,167	--	994,167	--
Money Market Funds	153,989,436	153,989,436	--	--
Total Investments in Securities:	$6,586,336,252	$6,585,342,085	$994,167	$--
Derivative Instruments:
Assets
Futures Contracts	$1,305,588	$1,305,588	$--	$--
Total Assets	$1,305,588	$1,305,588	$--	$--
Total Derivative Instruments:	$1,305,588	$1,305,588	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,305,588	$0
Total Value of Derivatives	$1,305,588	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $125,532,000) — See accompanying schedule: Unaffiliated issuers (cost $4,864,535,633)	$6,432,346,816
Fidelity Central Funds (cost $153,989,436)	153,989,436
Total Investment in Securities (cost $5,018,525,069)		$6,586,336,252
Receivable for fund shares sold		7,293,456
Dividends receivable		3,716,210
Distributions receivable from Fidelity Central Funds		36,126
Receivable for daily variation margin on futures contracts		8,842
Prepaid expenses		6,913
Receivable from investment adviser for expense reductions		212,448
Total assets		6,597,610,247
Liabilities
Payable for fund shares redeemed	$5,270,338
Accrued management fee	540,686
Other affiliated payables	483,683
Other payables and accrued expenses	116,087
Collateral on securities loaned	129,851,361
Total liabilities		136,262,155
Net Assets		$6,461,348,092
Net Assets consist of:
Paid in capital		$4,871,189,105
Undistributed net investment income		3,716,845
Accumulated undistributed net realized gain (loss) on investments		17,325,371
Net unrealized appreciation (depreciation) on investments		1,569,116,771
Net Assets, for 460,848,559 shares outstanding		$6,461,348,092
Net Asset Value, offering price and redemption price per share ($6,461,348,092 ÷ 460,848,559 shares)		$14.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$50,285,390
Interest		5,620
Income from Fidelity Central Funds		198,336
Total income		50,489,346
Expenses
Management fee	$2,935,809
Transfer agent fees	2,201,857
Accounting and security lending fees	463,269
Custodian fees and expenses	52,482
Independent trustees' fees and expenses	10,637
Registration fees	197,148
Audit	26,959
Legal	9,795
Interest	3,953
Miscellaneous	16,934
Total expenses before reductions	5,918,843
Expense reductions	(1,508,624)	4,410,219
Net investment income (loss)		46,079,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,630,120
Fidelity Central Funds	9,612
Futures contracts	2,597,031
Total net realized gain (loss)		35,236,763
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	956,958,372
Fidelity Central Funds	(3,682)
Futures contracts	994,641
Total change in net unrealized appreciation (depreciation)		957,949,331
Net gain (loss)		993,186,094
Net increase (decrease) in net assets resulting from operations		$1,039,265,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,079,127	$80,918,125
Net realized gain (loss)	35,236,763	132,457,393
Change in net unrealized appreciation (depreciation)	957,949,331	407,789,753
Net increase (decrease) in net assets resulting from operations	1,039,265,221	621,165,271
Distributions to shareholders from net investment income	(87,325,140)	(50,493,312)
Distributions to shareholders from net realized gain	(134,730,131)	(11,037,209)
Total distributions	(222,055,271)	(61,530,521)
Share transactions
Proceeds from sales of shares	1,172,229,489	1,753,700,249
Reinvestment of distributions	162,527,504	55,900,123
Cost of shares redeemed	(784,499,963)	(873,963,309)
Net increase (decrease) in net assets resulting from share transactions	550,257,030	935,637,063
Total increase (decrease) in net assets	1,367,466,980	1,495,271,813
Net Assets
Beginning of period	5,093,881,112	3,598,609,299
End of period	$6,461,348,092	$5,093,881,112
Other Information
Undistributed net investment income end of period	$3,716,845	$44,962,858
Shares
Sold	91,725,815	154,005,251
Issued in reinvestment of distributions	13,154,961	5,221,104
Redeemed	(59,025,764)	(75,425,845)
Net increase (decrease)	45,855,012	83,800,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.21	.13
Net realized and unrealized gain (loss)	2.15	1.36	.77
Total from investment operations	2.25	1.57	.90
Distributions from net investment income	(.19)	(.14)	(.03)
Distributions from net realized gain	(.31)	(.03)	–
Total distributions	(.50)	(.17)	(.03)
Net asset value, end of period	$14.02	$12.27	$10.87
Total ReturnC,D	18.93%	14.70%	9.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G	.21%	.25%G
Expenses net of fee waivers, if any	.15%G	.15%	.15%G
Expenses net of all reductions	.15%G	.15%	.15%G
Net investment income (loss)	1.57%G	1.84%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,461,348	$5,093,881	$3,598,609
Portfolio turnover rateH	28%G	31%	25%G

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,609,426,542
Gross unrealized depreciation	(50,494,666)
Net unrealized appreciation (depreciation)	$1,558,931,876

Tax cost	$5,028,709,964

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short short-term securities, aggregated $1,188,711,346 and $820,056,540, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$52,817,500	1.35%	$3,953

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,969 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,591.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,508,155.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $469.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11.

At the end of the period, Strategic Advisers Core Fund and Strategic Advisers Growth Fund were the owners of record of approximately 26% and 20%, respectively, of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.15%	$1,000.00	$1,189.30	$.83
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI U.S. Quality Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

SAI U.S. Quality Index
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
22
15
12
9
10
10

	2015	2016
TMG %	44%	46%
Funds	72	82
ASPG Quartile	2nd	3rd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2016. The Board noted that the fund's ASPG changed in 2016 due to the fund's increase in average assets, reducing its ASPG median from 0.22% to 0.09%.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Lipper classifies the fund as institutional, FMR believes that the no-load group is a reasonable alternative classification due to the retail-like distribution and servicing of the fund. The Board further noted that, when compared to that group, the fund's total expense ratio is at or below median.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Apple, Inc.	3.5
Microsoft Corp.	3.0
Amazon.com, Inc.	2.4
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.7
12.4

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	24.1
Financials	14.8
Health Care	13.8
Consumer Discretionary	12.6
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.2%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
Aptiv PLC	142,070	$13,479,602
BorgWarner, Inc.	105,915	5,958,778
The Goodyear Tire & Rubber Co.	131,645	4,583,879
		24,022,259
Automobiles - 0.4%
Ford Motor Co.	2,085,041	22,872,900
General Motors Co.	683,195	28,974,300
Harley-Davidson, Inc. (a)	89,942	4,358,589
		56,205,789
Distributors - 0.1%
Genuine Parts Co.	78,354	8,154,301
LKQ Corp. (b)	165,163	6,941,801
		15,096,102
Diversified Consumer Services - 0.0%
H&R Block, Inc.	111,724	2,965,155
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	217,954	15,607,686
Chipotle Mexican Grill, Inc. (b)	13,280	4,312,813
Darden Restaurants, Inc.	66,095	6,335,206
Hilton Worldwide Holdings, Inc.	108,069	9,256,110
Marriott International, Inc. Class A	163,668	24,114,843
McDonald's Corp.	426,038	72,912,143
MGM Mirage, Inc.	272,303	9,925,444
Norwegian Cruise Line Holdings Ltd. (b)	95,236	5,784,635
Royal Caribbean Cruises Ltd.	91,532	12,224,099
Starbucks Corp.	760,382	43,197,301
Wyndham Worldwide Corp.	54,153	6,722,012
Wynn Resorts Ltd.	42,848	7,095,200
Yum! Brands, Inc.	180,098	15,234,490
		232,721,982
Household Durables - 0.4%
D.R. Horton, Inc.	182,392	8,946,328
Garmin Ltd. (a)	59,302	3,732,468
Leggett & Platt, Inc. (a)	70,448	3,276,536
Lennar Corp. Class A (a)	109,291	6,848,174
Mohawk Industries, Inc. (b)	33,771	9,491,677
Newell Brands, Inc.	261,922	6,925,218
PulteGroup, Inc.	144,536	4,600,581
Whirlpool Corp.	38,405	6,967,435
		50,788,417
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	213,744	310,119,032
Expedia, Inc.	65,697	8,409,873
Netflix, Inc. (b)	231,259	62,509,308
Priceline Group, Inc. (b)	26,064	49,835,671
TripAdvisor, Inc. (a)(b)	57,950	2,009,127
		432,883,011
Leisure Products - 0.1%
Hasbro, Inc.	60,576	5,728,672
Mattel, Inc. (a)	183,697	2,909,760
		8,638,432
Media - 2.7%
CBS Corp. Class B	193,770	11,163,090
Charter Communications, Inc. Class A (b)	103,632	39,095,172
Comcast Corp. Class A	2,492,740	106,016,232
Discovery Communications, Inc.:
Class A (a)(b)	82,303	2,063,336
Class C (non-vtg.) (a)(b)	108,609	2,591,411
DISH Network Corp. Class A (b)	121,808	5,712,795
Interpublic Group of Companies, Inc.	207,682	4,546,159
News Corp.:
Class A	204,678	3,502,041
Class B	65,081	1,135,663
Omnicom Group, Inc. (a)	123,202	9,443,433
Scripps Networks Interactive, Inc. Class A	51,338	4,517,231
The Walt Disney Co.	807,151	87,713,099
Time Warner, Inc.	416,097	39,674,849
Twenty-First Century Fox, Inc.:
Class A	563,288	20,785,327
Class B	234,712	8,564,641
Viacom, Inc. Class B (non-vtg.)	188,562	6,301,742
		352,826,221
Multiline Retail - 0.5%
Dollar General Corp.	139,227	14,357,088
Dollar Tree, Inc. (b)	126,710	14,571,650
Kohl's Corp.	90,093	5,835,324
Macy's, Inc. (a)	162,784	4,224,245
Nordstrom, Inc. (a)	62,325	3,073,246
Target Corp.	290,500	21,851,410
		63,912,963
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	39,495	4,620,520
AutoZone, Inc. (b)	14,691	11,245,079
Best Buy Co., Inc.	135,916	9,930,023
CarMax, Inc. (b)	97,441	6,954,364
Foot Locker, Inc. (a)	66,269	3,257,121
Gap, Inc.	116,377	3,868,371
Home Depot, Inc.	624,075	125,376,668
L Brands, Inc. (a)	131,975	6,610,628
Lowe's Companies, Inc.	445,078	46,613,019
O'Reilly Automotive, Inc. (b)	45,441	12,027,778
Ross Stores, Inc.	206,070	16,978,107
Signet Jewelers Ltd.	32,314	1,709,411
Tiffany & Co., Inc.	54,566	5,819,464
TJX Companies, Inc.	340,042	27,312,173
Tractor Supply Co.	67,105	5,116,756
Ulta Beauty, Inc.	31,189	6,927,077
		294,366,559
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	194,843	4,231,990
Michael Kors Holdings Ltd. (b)	81,274	5,364,084
NIKE, Inc. Class B	702,208	47,904,630
PVH Corp.	41,380	6,417,210
Ralph Lauren Corp.	29,604	3,384,033
Tapestry, Inc.	151,977	7,148,998
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	98,940	1,371,308
Class C (non-vtg.) (a)(b)	98,517	1,265,943
VF Corp.	175,278	14,222,057
		91,310,253

TOTAL CONSUMER DISCRETIONARY		1,625,737,143

CONSUMER STAPLES - 7.9%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	104,652	7,252,384
Constellation Brands, Inc. Class A (sub. vtg.)	92,065	20,205,506
Dr. Pepper Snapple Group, Inc.	96,484	11,515,365
Molson Coors Brewing Co. Class B	98,741	8,296,219
Monster Beverage Corp. (b)	220,019	15,011,896
PepsiCo, Inc.	760,031	91,431,729
The Coca-Cola Co.	2,049,313	97,526,806
		251,239,905
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	233,538	45,509,550
CVS Health Corp.	541,369	42,600,327
Kroger Co.	475,382	14,432,598
Sysco Corp.	256,190	16,106,665
Walgreens Boots Alliance, Inc.	463,996	34,920,339
Walmart, Inc.	782,257	83,388,596
		236,958,075
Food Products - 1.2%
Archer Daniels Midland Co.	298,880	12,836,896
Campbell Soup Co. (a)	102,792	4,784,968
ConAgra Foods, Inc.	218,313	8,295,894
General Mills, Inc.	303,734	17,765,402
Hormel Foods Corp. (a)	143,864	4,938,851
Kellogg Co. (a)	132,935	9,054,203
McCormick & Co., Inc. (non-vtg.) (a)	63,993	6,960,519
Mondelez International, Inc.	798,640	35,459,616
The Hershey Co.	75,393	8,318,110
The J.M. Smucker Co. (a)	60,702	7,702,477
The Kraft Heinz Co.	319,079	25,012,603
Tyson Foods, Inc. Class A	159,043	12,104,763
		153,234,302
Household Products - 1.5%
Church & Dwight Co., Inc.	133,568	6,524,797
Clorox Co.	68,907	9,763,433
Colgate-Palmolive Co.	469,282	34,839,496
Kimberly-Clark Corp.	187,989	21,994,713
Procter & Gamble Co.	1,361,778	117,575,913
		190,698,352
Personal Products - 0.2%
Coty, Inc. Class A	252,349	4,948,564
Estee Lauder Companies, Inc. Class A	119,647	16,147,559
		21,096,123
Tobacco - 1.3%
Altria Group, Inc.	1,019,787	71,731,818
Philip Morris International, Inc.	830,041	89,005,296
		160,737,114

TOTAL CONSUMER STAPLES		1,013,963,871

ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	228,830	7,356,885
Halliburton Co.	466,309	25,040,793
Helmerich & Payne, Inc. (a)	58,042	4,180,765
National Oilwell Varco, Inc.	203,106	7,449,928
Schlumberger Ltd.	740,319	54,472,672
TechnipFMC PLC	234,316	7,605,897
		106,106,940
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	292,415	17,559,521
Andeavor	76,701	8,295,980
Apache Corp. (a)	203,582	9,134,724
Cabot Oil & Gas Corp.	247,168	6,512,877
Chesapeake Energy Corp. (a)(b)	485,627	1,699,695
Chevron Corp.	1,015,076	127,239,777
Cimarex Energy Co.	50,913	5,712,439
Concho Resources, Inc. (b)	79,477	12,512,859
ConocoPhillips Co.	638,916	37,574,650
Devon Energy Corp.	280,845	11,618,558
EOG Resources, Inc.	309,015	35,536,725
EQT Corp.	130,842	7,103,412
Exxon Mobil Corp.	2,264,506	197,691,374
Hess Corp.	144,345	7,290,866
Kinder Morgan, Inc.	1,026,411	18,454,870
Marathon Oil Corp.	454,084	8,259,788
Marathon Petroleum Corp.	261,018	18,080,717
Newfield Exploration Co. (b)	106,454	3,370,334
Noble Energy, Inc.	260,056	7,936,909
Occidental Petroleum Corp.	408,966	30,660,181
ONEOK, Inc.	219,370	12,912,118
Phillips 66 Co.	229,625	23,513,600
Pioneer Natural Resources Co.	90,940	16,633,835
Range Resources Corp. (a)	120,675	1,719,619
The Williams Companies, Inc.	441,835	13,869,201
Valero Energy Corp.	233,857	22,443,256
		663,337,885

TOTAL ENERGY		769,444,825

FINANCIALS - 14.8%
Banks - 6.7%
Bank of America Corp.	5,184,186	165,893,952
BB&T Corp.	421,618	23,269,097
Citigroup, Inc.	1,413,026	110,894,280
Citizens Financial Group, Inc.	262,933	12,068,625
Comerica, Inc.	92,945	8,850,223
Fifth Third Bancorp	377,080	12,481,348
Huntington Bancshares, Inc. (a)	577,686	9,346,959
JPMorgan Chase & Co.	1,854,311	214,488,153
KeyCorp	574,721	12,299,029
M&T Bank Corp.	80,441	15,346,534
Peoples United Financial, Inc.	185,046	3,639,855
PNC Financial Services Group, Inc.	254,281	40,181,484
Regions Financial Corp.	619,921	11,921,081
SunTrust Banks, Inc.	254,405	17,986,434
U.S. Bancorp	842,531	48,142,221
Wells Fargo & Co.	2,368,491	155,799,338
Zions Bancorporation	106,751	5,767,757
		868,376,370
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	29,703	5,929,610
Ameriprise Financial, Inc.	79,056	13,336,747
Bank of New York Mellon Corp.	547,266	31,029,982
BlackRock, Inc. Class A	65,977	37,065,879
Brighthouse Financial, Inc.	51,206	3,290,498
CBOE Holdings, Inc.	60,636	8,148,872
Charles Schwab Corp.	637,632	34,011,291
CME Group, Inc.	181,862	27,912,180
E*TRADE Financial Corp. (b)	144,663	7,623,740
Franklin Resources, Inc.	174,656	7,407,161
Goldman Sachs Group, Inc.	187,476	50,222,946
IntercontinentalExchange, Inc.	312,652	23,086,224
Invesco Ltd.	217,557	7,860,334
Moody's Corp.	88,853	14,375,527
Morgan Stanley	743,964	42,071,164
Northern Trust Corp.	114,785	12,097,191
Raymond James Financial, Inc.	68,683	6,620,354
S&P Global, Inc.	136,279	24,680,127
State Street Corp.	198,185	21,834,041
T. Rowe Price Group, Inc.	129,498	14,455,862
The NASDAQ OMX Group, Inc.	62,184	5,031,307
		398,091,037
Consumer Finance - 0.8%
American Express Co.	385,020	38,270,988
Capital One Financial Corp.	259,060	26,931,878
Discover Financial Services	194,201	15,497,240
Navient Corp.	140,560	2,002,980
Synchrony Financial	393,145	15,599,994
		98,303,080
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	1,028,455	220,480,183
Leucadia National Corp.	167,553	4,535,660
		225,015,843
Insurance - 2.5%
AFLAC, Inc.	210,109	18,531,614
Allstate Corp.	191,767	18,940,827
American International Group, Inc.	480,428	30,708,958
Aon PLC	133,552	18,987,088
Arthur J. Gallagher & Co.	96,623	6,601,283
Assurant, Inc.	28,759	2,630,873
Chubb Ltd.	248,093	38,739,722
Cincinnati Financial Corp.	79,792	6,136,005
Everest Re Group Ltd.	21,946	5,043,191
Hartford Financial Services Group, Inc.	190,639	11,201,948
Lincoln National Corp.	116,948	9,683,294
Loews Corp.	147,509	7,618,840
Marsh & McLennan Companies, Inc.	272,748	22,779,913
MetLife, Inc.	562,375	27,033,366
Principal Financial Group, Inc.	143,515	9,701,614
Progressive Corp.	310,824	16,815,578
Prudential Financial, Inc.	226,597	26,924,256
The Travelers Companies, Inc.	146,269	21,928,648
Torchmark Corp.	57,380	5,212,973
Unum Group	119,919	6,378,492
Willis Group Holdings PLC	70,565	11,323,566
XL Group Ltd.	136,820	5,040,449
		327,962,498

TOTAL FINANCIALS		1,917,748,828

HEALTH CARE - 13.8%
Biotechnology - 2.8%
AbbVie, Inc.	851,926	95,603,136
Alexion Pharmaceuticals, Inc. (b)	119,394	14,246,092
Amgen, Inc.	387,945	72,177,167
Biogen, Inc. (b)	112,992	39,299,748
Celgene Corp. (b)	420,764	42,564,486
Gilead Sciences, Inc.	698,103	58,501,031
Incyte Corp. (b)	93,610	8,452,047
Regeneron Pharmaceuticals, Inc. (b)	41,172	15,095,714
Vertex Pharmaceuticals, Inc. (b)	135,156	22,553,482
		368,492,903
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	930,225	57,822,786
Align Technology, Inc. (b)	38,565	10,104,030
Baxter International, Inc.	267,898	19,296,693
Becton, Dickinson & Co.	141,594	34,398,846
Boston Scientific Corp. (b)	733,871	20,519,033
Danaher Corp.	327,139	33,132,638
Dentsply Sirona, Inc.	122,746	7,464,184
Edwards Lifesciences Corp. (b)	113,094	14,315,439
Hologic, Inc. (b)	147,334	6,291,162
IDEXX Laboratories, Inc. (b)	46,614	8,718,683
Intuitive Surgical, Inc. (b)	59,883	25,849,695
Medtronic PLC	723,397	62,132,568
ResMed, Inc. (a)	75,836	7,643,510
Stryker Corp.	172,003	28,273,853
The Cooper Companies, Inc.	26,157	6,399,833
Varian Medical Systems, Inc. (b)	48,961	6,242,528
Zimmer Biomet Holdings, Inc.	108,205	13,755,020
		362,360,501
Health Care Providers & Services - 2.8%
Aetna, Inc.	174,276	32,558,242
AmerisourceBergen Corp.	86,246	8,596,139
Anthem, Inc.	137,222	34,010,473
Cardinal Health, Inc.	168,131	12,070,124
Centene Corp. (b)	92,175	9,884,847
Cigna Corp.	131,763	27,452,821
DaVita HealthCare Partners, Inc. (b)	80,903	6,313,670
Envision Healthcare Corp. (b)	64,656	2,326,969
Express Scripts Holding Co. (b)	302,685	23,966,598
HCA Holdings, Inc.	151,372	15,312,792
Henry Schein, Inc. (a)(b)	83,880	6,348,038
Humana, Inc.	76,348	21,517,157
Laboratory Corp. of America Holdings (b)	54,402	9,493,149
McKesson Corp.	111,414	18,815,596
Patterson Companies, Inc. (a)	44,020	1,579,878
Quest Diagnostics, Inc.	72,838	7,707,717
UnitedHealth Group, Inc.	517,895	122,627,178
Universal Health Services, Inc. Class B	46,833	5,690,210
		366,271,598
Health Care Technology - 0.1%
Cerner Corp. (b)	168,769	11,667,001
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	171,995	12,629,593
Illumina, Inc. (b)	78,025	18,151,736
Mettler-Toledo International, Inc. (b)	13,670	9,230,804
PerkinElmer, Inc.	58,903	4,721,664
Quintiles Transnational Holdings, Inc. (b)	77,807	7,951,097
Thermo Fisher Scientific, Inc.	214,304	48,027,669
Waters Corp. (b)	42,507	9,164,934
		109,877,497
Pharmaceuticals - 4.4%
Allergan PLC	177,742	32,039,773
Bristol-Myers Squibb Co.	874,696	54,755,970
Eli Lilly & Co.	517,790	42,173,996
Johnson & Johnson	1,435,749	198,406,154
Merck & Co., Inc.	1,461,745	86,608,391
Mylan NV (b)	286,601	12,280,853
Perrigo Co. PLC	70,001	6,343,491
Pfizer, Inc.	3,185,559	117,993,105
Zoetis, Inc. Class A	260,421	19,982,103
		570,583,836

TOTAL HEALTH CARE		1,789,253,336

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.8%
Arconic, Inc.	226,363	6,804,472
General Dynamics Corp.	148,400	33,016,032
Harris Corp.	63,703	10,152,984
Huntington Ingalls Industries, Inc.	24,255	5,761,533
L3 Technologies, Inc.	41,759	8,872,117
Lockheed Martin Corp.	133,316	47,307,183
Northrop Grumman Corp.	93,032	31,680,187
Raytheon Co.	154,497	32,280,603
Rockwell Collins, Inc.	87,002	12,048,907
Textron, Inc.	140,779	8,259,504
The Boeing Co.	299,198	106,026,795
TransDigm Group, Inc. (a)	25,825	8,184,201
United Technologies Corp.	396,901	54,776,307
		365,170,825
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	74,502	6,813,953
Expeditors International of Washington, Inc.	94,972	6,168,431
FedEx Corp.	131,841	34,605,626
United Parcel Service, Inc. Class B	367,181	46,749,485
		94,337,495
Airlines - 0.5%
Alaska Air Group, Inc.	65,757	4,322,208
American Airlines Group, Inc.	227,593	12,362,852
Delta Air Lines, Inc.	350,547	19,900,553
Southwest Airlines Co.	291,754	17,738,643
United Continental Holdings, Inc. (b)	134,577	9,127,012
		63,451,268
Building Products - 0.3%
A.O. Smith Corp.	77,926	5,203,898
Allegion PLC	50,764	4,371,288
Fortune Brands Home & Security, Inc.	82,306	5,837,965
Johnson Controls International PLC	494,576	19,352,759
Masco Corp.	168,109	7,507,748
		42,273,658
Commercial Services & Supplies - 0.3%
Cintas Corp.	46,018	7,751,732
Republic Services, Inc.	121,460	8,356,448
Stericycle, Inc. (b)	45,627	3,438,451
Waste Management, Inc.	213,493	18,879,186
		38,425,817
Construction & Engineering - 0.1%
Fluor Corp.	74,753	4,537,507
Jacobs Engineering Group, Inc.	64,159	4,456,484
Quanta Services, Inc. (b)	82,688	3,182,661
		12,176,652
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	22,526	3,478,915
AMETEK, Inc.	123,517	9,424,347
Eaton Corp. PLC	235,466	19,772,080
Emerson Electric Co.	343,009	24,775,540
Fortive Corp.	163,456	12,425,925
Rockwell Automation, Inc.	68,674	13,548,693
		83,425,500
Industrial Conglomerates - 1.8%
3M Co.	318,928	79,891,464
General Electric Co.	4,634,592	74,941,353
Honeywell International, Inc.	407,139	65,007,884
Roper Technologies, Inc.	54,706	15,349,957
		235,190,658
Machinery - 1.6%
Caterpillar, Inc.	317,949	51,755,738
Cummins, Inc.	83,377	15,674,876
Deere & Co.	170,942	28,448,168
Dover Corp.	83,256	8,842,620
Flowserve Corp. (a)	69,815	3,164,016
Illinois Tool Works, Inc.	164,784	28,618,037
Ingersoll-Rand PLC	133,537	12,636,606
PACCAR, Inc.	187,911	14,010,644
Parker Hannifin Corp.	71,202	14,341,507
Pentair PLC	88,258	6,310,447
Snap-On, Inc. (a)	30,466	5,219,130
Stanley Black & Decker, Inc.	81,956	13,623,546
Xylem, Inc.	95,982	6,935,659
		209,580,994
Professional Services - 0.3%
Equifax, Inc.	64,175	8,017,383
IHS Markit Ltd. (b)	194,140	9,266,302
Nielsen Holdings PLC (a)	178,928	6,693,696
Robert Half International, Inc.	66,990	3,877,381
Verisk Analytics, Inc. (b)	83,060	8,310,153
		36,164,915
Road & Rail - 0.9%
CSX Corp.	477,629	27,114,998
J.B. Hunt Transport Services, Inc.	45,751	5,528,093
Kansas City Southern	55,339	6,260,501
Norfolk Southern Corp.	152,926	23,073,475
Union Pacific Corp.	420,686	56,161,581
		118,138,648
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	153,587	8,441,142
United Rentals, Inc. (b)	45,168	8,180,376
W.W. Grainger, Inc. (a)	27,711	7,472,548
		24,094,066

TOTAL INDUSTRIALS		1,322,430,496

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,642,002	109,748,763
F5 Networks, Inc. (b)	33,451	4,835,008
Juniper Networks, Inc.	200,373	5,239,754
Motorola Solutions, Inc.	86,576	8,610,849
		128,434,374
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	163,181	15,138,301
Corning, Inc.	464,449	14,500,098
FLIR Systems, Inc.	74,058	3,792,510
TE Connectivity Ltd.	187,924	19,267,848
		52,698,757
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (b)	90,401	6,055,963
Alphabet, Inc.:
Class A (b)	159,285	188,309,913
Class C (b)	161,325	188,740,571
eBay, Inc. (b)	519,169	21,067,878
Facebook, Inc. Class A (b)	1,274,502	238,191,679
VeriSign, Inc. (b)	45,305	5,206,451
		647,572,455
IT Services - 4.2%
Accenture PLC Class A	330,268	53,074,068
Alliance Data Systems Corp.	25,691	6,593,852
Automatic Data Processing, Inc.	237,012	29,301,794
Cognizant Technology Solutions Corp. Class A	315,122	24,573,214
CSRA, Inc.	87,530	2,912,998
DXC Technology Co.	152,458	15,177,194
Fidelity National Information Services, Inc.	178,427	18,263,788
Fiserv, Inc. (b)	111,375	15,686,055
Gartner, Inc. (b)	48,445	6,721,259
Global Payments, Inc.	85,049	9,506,777
IBM Corp.	460,133	75,323,772
MasterCard, Inc. Class A	496,381	83,888,389
Paychex, Inc.	170,910	11,664,608
PayPal Holdings, Inc. (b)	603,792	51,515,533
The Western Union Co. (a)	245,460	5,103,113
Total System Services, Inc.	89,411	7,945,061
Visa, Inc. Class A	969,164	120,399,244
		537,650,719
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	438,271	6,021,844
Analog Devices, Inc.	197,009	18,101,187
Applied Materials, Inc.	569,958	30,566,848
Broadcom Ltd.	217,295	53,895,679
Intel Corp.	2,501,117	120,403,772
KLA-Tencor Corp.	83,748	9,195,530
Lam Research Corp.	86,545	16,575,098
Microchip Technology, Inc. (a)	125,005	11,902,976
Micron Technology, Inc. (b)	616,328	26,945,860
NVIDIA Corp.	323,864	79,605,771
Qorvo, Inc. (b)	68,017	4,881,580
Qualcomm, Inc.	787,833	53,769,602
Skyworks Solutions, Inc.	98,196	9,545,633
Texas Instruments, Inc.	526,713	57,764,615
Xilinx, Inc.	134,114	9,793,004
		508,968,999
Software - 5.5%
Activision Blizzard, Inc.	404,077	29,954,228
Adobe Systems, Inc. (b)	263,442	52,625,174
ANSYS, Inc. (b)	45,353	7,331,312
Autodesk, Inc. (b)	117,141	13,543,842
CA Technologies, Inc.	167,762	6,014,268
Cadence Design Systems, Inc. (b)	150,903	6,769,509
Citrix Systems, Inc. (b)	76,498	7,095,954
Electronic Arts, Inc. (b)	164,564	20,893,045
Intuit, Inc.	129,793	21,792,245
Microsoft Corp.	4,122,881	391,714,924
Oracle Corp.	1,628,208	83,999,251
Red Hat, Inc. (b)	94,565	12,423,950
Salesforce.com, Inc. (b)	366,716	41,772,620
Symantec Corp.	331,334	9,022,225
Synopsys, Inc. (b)	80,292	7,435,842
		712,388,389
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,743,911	459,413,014
Hewlett Packard Enterprise Co.	852,409	13,979,508
HP, Inc.	892,629	20,816,108
NetApp, Inc.	144,167	8,866,271
Seagate Technology LLC (a)	154,619	8,534,969
Western Digital Corp.	158,077	14,065,691
Xerox Corp.	114,092	3,893,960
		529,569,521

TOTAL INFORMATION TECHNOLOGY		3,117,283,214

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	116,484	19,612,411
Albemarle Corp. U.S. (a)	59,052	6,589,613
CF Industries Holdings, Inc.	124,655	5,290,358
DowDuPont, Inc.	1,250,551	94,516,645
Eastman Chemical Co.	76,813	7,618,313
Ecolab, Inc.	138,960	19,132,013
FMC Corp.	71,757	6,553,567
International Flavors & Fragrances, Inc.	42,205	6,343,412
LyondellBasell Industries NV Class A	172,860	20,715,542
Monsanto Co.	234,786	28,596,935
PPG Industries, Inc.	136,001	16,147,399
Praxair, Inc.	153,010	24,709,585
Sherwin-Williams Co.	43,980	18,344,498
The Mosaic Co.	186,847	5,100,923
		279,271,214
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	33,593	7,664,915
Vulcan Materials Co.	70,690	9,571,426
		17,236,341
Containers & Packaging - 0.4%
Avery Dennison Corp.	47,240	5,795,403
Ball Corp.	187,077	7,161,308
International Paper Co.	220,661	13,870,750
Packaging Corp. of America	50,424	6,334,767
Sealed Air Corp.	96,404	4,564,729
WestRock Co.	136,074	9,066,611
		46,793,568
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	719,477	14,029,802
Newmont Mining Corp.	285,029	11,546,525
Nucor Corp.	169,905	11,376,839
		36,953,166

TOTAL MATERIALS		380,254,289

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	54,074	7,013,398
American Tower Corp.	229,191	33,851,511
Apartment Investment & Management Co. Class A	83,917	3,511,087
AvalonBay Communities, Inc.	73,795	12,574,668
Boston Properties, Inc.	82,473	10,202,735
Crown Castle International Corp.	217,120	24,484,622
Digital Realty Trust, Inc.	109,794	12,291,438
Duke Realty Corp.	190,330	5,026,615
Equinix, Inc.	41,810	19,031,494
Equity Residential (SBI)	196,394	12,099,834
Essex Property Trust, Inc.	35,293	8,222,563
Extra Space Storage, Inc. (a)	67,290	5,617,369
Federal Realty Investment Trust (SBI)	38,771	4,683,537
General Growth Properties, Inc.	333,669	7,684,397
HCP, Inc.	250,702	6,036,904
Host Hotels & Resorts, Inc.	395,505	8,210,684
Iron Mountain, Inc. (a)	150,410	5,268,862
Kimco Realty Corp.	227,482	3,619,239
Mid-America Apartment Communities, Inc.	60,725	5,791,343
Prologis, Inc.	284,359	18,514,614
Public Storage	79,990	15,658,842
Realty Income Corp. (a)	150,592	8,009,988
Regency Centers Corp.	79,076	4,974,671
SBA Communications Corp. Class A (b)	62,817	10,961,567
Simon Property Group, Inc.	166,119	27,138,861
SL Green Realty Corp.	52,516	5,278,908
The Macerich Co.	57,933	3,740,734
UDR, Inc.	142,998	5,223,717
Ventas, Inc.	190,334	10,652,994
Vornado Realty Trust	92,140	6,604,595
Welltower, Inc.	197,931	11,869,922
Weyerhaeuser Co.	403,400	15,143,636
		338,995,349
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	161,459	7,377,062

TOTAL REAL ESTATE		346,372,411

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,281,381	122,887,718
CenturyLink, Inc.	519,886	9,259,170
Verizon Communications, Inc.	2,180,124	117,879,305
		250,026,193
UTILITIES - 2.7%
Electric Utilities - 1.6%
Alliant Energy Corp. (a)	123,562	4,911,590
American Electric Power Co., Inc.	262,853	18,079,029
Duke Energy Corp.	374,038	29,361,983
Edison International	174,119	10,887,661
Entergy Corp.	96,331	7,580,286
Eversource Energy	169,352	10,684,418
Exelon Corp.	513,096	19,759,327
FirstEnergy Corp.	237,746	7,821,843
NextEra Energy, Inc.	251,392	39,825,521
PG&E Corp.	274,065	11,628,578
Pinnacle West Capital Corp.	59,714	4,774,134
PPL Corp.	365,106	11,635,928
Southern Co.	536,365	24,195,425
Xcel Energy, Inc.	271,363	12,385,007
		213,530,730
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	160,759	4,181,342
The AES Corp.	352,927	4,079,836
		8,261,178
Multi-Utilities - 0.9%
Ameren Corp.	129,667	7,343,042
CenterPoint Energy, Inc.	230,350	6,491,263
CMS Energy Corp.	150,715	6,744,496
Consolidated Edison, Inc.	165,708	13,316,295
Dominion Resources, Inc. (a)	343,918	26,289,092
DTE Energy Co.	95,869	10,127,601
NiSource, Inc.	179,993	4,442,227
Public Service Enterprise Group, Inc.	270,442	14,027,827
SCANA Corp.	76,217	3,097,459
Sempra Energy (a)	134,183	14,360,265
WEC Energy Group, Inc. (a)	168,652	10,844,324
		117,083,891
Water Utilities - 0.1%
American Water Works Co., Inc.	95,326	7,928,263

TOTAL UTILITIES		346,804,062

TOTAL COMMON STOCKS
(Cost $10,719,606,970)		12,879,318,668
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.31% 5/10/18 (c)
(Cost $1,793,603)	1,800,000	1,792,956
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.39% (d)	60,587,953	$60,600,071
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	198,093,177	198,112,986
TOTAL MONEY MARKET FUNDS
(Cost $258,713,859)		258,713,057
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $10,980,114,432)		13,139,824,681
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(208,404,142)
NET ASSETS - 100%		$12,931,420,539

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	371	March 2018	$52,418,590	$2,490,880	$2,490,880

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,792,956.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$406,666
Fidelity Securities Lending Cash Central Fund	116,704
Total	$523,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,625,737,143	$1,625,737,143	$--	$--
Consumer Staples	1,013,963,871	1,013,963,871	--	--
Energy	769,444,825	769,444,825	--	--
Financials	1,917,748,828	1,917,748,828	--	--
Health Care	1,789,253,336	1,789,253,336	--	--
Industrials	1,322,430,496	1,322,430,496	--	--
Information Technology	3,117,283,214	3,117,283,214	--	--
Materials	380,254,289	380,254,289	--	--
Real Estate	346,372,411	346,372,411	--	--
Telecommunication Services	250,026,193	250,026,193	--	--
Utilities	346,804,062	346,804,062	--	--
U.S. Government and Government Agency Obligations	1,792,956	--	1,792,956	--
Money Market Funds	258,713,057	258,713,057	--	--
Total Investments in Securities:	$13,139,824,681	$13,138,031,725	$1,792,956	$--
Derivative Instruments:
Assets
Futures Contracts	$2,490,880	$2,490,880	$--	$--
Total Assets	$2,490,880	$2,490,880	$--	$--
Total Derivative Instruments:	$2,490,880	$2,490,880	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,490,880	$0
Total Equity Risk	2,490,880	0
Total Value of Derivatives	$2,490,880	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $193,129,783) — See accompanying schedule: Unaffiliated issuers (cost $10,721,400,573)	$12,881,111,624
Fidelity Central Funds (cost $258,713,859)	258,713,057
Total Investment in Securities (cost $10,980,114,432)		$13,139,824,681
Segregated cash with brokers for derivative instruments		88,578
Cash		76,249
Receivable for fund shares sold		28,584,533
Dividends receivable		9,290,262
Distributions receivable from Fidelity Central Funds		123,558
Receivable for daily variation margin on futures contracts		22,219
Receivable from investment adviser for expense reductions		757,882
Total assets		13,178,767,962
Liabilities
Payable for investments purchased	$41,881,292
Payable for fund shares redeemed	6,443,294
Accrued management fee	151,234
Other affiliated payables	756,153
Collateral on securities loaned	198,115,450
Total liabilities		247,347,423
Net Assets		$12,931,420,539
Net Assets consist of:
Paid in capital		$10,794,536,451
Undistributed net investment income		16,146,912
Accumulated undistributed net realized gain (loss) on investments		(41,463,953)
Net unrealized appreciation (depreciation) on investments		2,162,201,129
Net Assets, for 856,340,329 shares outstanding		$12,931,420,539
Net Asset Value, offering price and redemption price per share ($12,931,420,539 ÷ 856,340,329 shares)		$15.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$91,427,362
Interest		9,945
Income from Fidelity Central Funds		523,370
Total income		91,960,677
Expenses
Management fee	$746,410
Transfer agent fees	3,732,051
Independent trustees' fees and expenses	17,358
Interest	2,020
Miscellaneous	12,879
Total expenses before reductions	4,510,718
Expense reductions	(3,741,157)	769,561
Net investment income (loss)		91,191,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,987,068)
Fidelity Central Funds	(1,662)
Futures contracts	4,436,530
Total net realized gain (loss)		(2,552,200)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,409,855,324
Fidelity Central Funds	(802)
Futures contracts	1,981,583
Total change in net unrealized appreciation (depreciation)		1,411,836,105
Net gain (loss)		1,409,283,905
Net increase (decrease) in net assets resulting from operations		$1,500,475,021

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,191,116	$103,162,515
Net realized gain (loss)	(2,552,200)	(13,509,570)
Change in net unrealized appreciation (depreciation)	1,411,836,105	724,085,204
Net increase (decrease) in net assets resulting from operations	1,500,475,021	813,738,149
Distributions to shareholders from net investment income	(136,549,550)	(33,756,004)
Distributions to shareholders from net realized gain	(23,422,833)	(250,005)
Total distributions	(159,972,383)	(34,006,009)
Share transactions
Proceeds from sales of shares	5,471,882,535	7,626,030,638
Reinvestment of distributions	48,068,781	13,440,977
Cost of shares redeemed	(2,084,063,312)	(2,704,004,556)
Net increase (decrease) in net assets resulting from share transactions	3,435,888,004	4,935,467,059
Total increase (decrease) in net assets	4,776,390,642	5,715,199,199
Net Assets
Beginning of period	8,155,029,897	2,439,830,698
End of period	$12,931,420,539	$8,155,029,897
Other Information
Undistributed net investment income end of period	$16,146,912	$61,505,346
Shares
Sold	391,302,165	620,948,969
Issued in reinvestment of distributions	3,460,525	1,119,809
Redeemed	(151,786,837)	(220,004,305)
Net increase (decrease)	242,975,853	402,064,473

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.07
Net realized and unrealized gain (loss)	1.89	1.59	1.48
Total from investment operations	2.02	1.84	1.55
Distributions from net investment income	(.19)	(.09)	–
Distributions from net realized gain	(.03)	–C	–
Total distributions	(.22)	(.09)	–
Net asset value, end of period	$15.10	$13.30	$11.55
Total ReturnD,E	15.38%	16.03%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.22%H
Expenses net of fee waivers, if any	.02%H	.02%	.02%H
Expenses net of all reductions	.02%H	.02%	.02%H
Net investment income (loss)	1.84%H	2.05%	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,931,421	$8,155,030	$2,439,831
Portfolio turnover rateI	16%H	17%	0%J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,347,507,596
Gross unrealized depreciation	(232,187,414)
Net unrealized appreciation (depreciation)	$2,115,320,182
Tax cost	$11,026,995,379

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,167,709,292 and $788,433,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .09% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$27,137,500	1.34%	$2,020

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,879 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $116,704.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through September 30, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,740,336.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period these credits reduced the Fund's custody expenses by $821.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.02%	$1,000.00	$1,153.80	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI U.S. Large Cap Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.02% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board also considered that, at its July 2017 meeting, it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.09%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.015% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV9-SANN-0318
1.9870994.101

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Simon Property Group, Inc.	7.8
Prologis, Inc.	5.3
Public Storage	4.5
AvalonBay Communities, Inc.	3.6
Digital Realty Trust, Inc.	3.6
Equity Residential (SBI)	3.5
Welltower, Inc.	3.4
Ventas, Inc.	3.1
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.4
40.1

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	17.1
REITs - Office Property	13.9
REITs - Regional Malls	12.4
REITs - Diversified	11.0
REITs - Health Care	10.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018
Stocks and Equity Futures	100.0%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.7%
Hotel & Resort REITs - 0.7%
Park Hotels & Resorts, Inc.	22,567	$652,412
REITs - Apartments - 17.1%
American Campus Communities, Inc.	19,112	735,048
American Homes 4 Rent Class A	35,270	733,263
Apartment Investment & Management Co. Class A	21,996	920,313
AvalonBay Communities, Inc.	19,343	3,296,047
Camden Property Trust (SBI)	12,981	1,123,635
Education Realty Trust, Inc.	10,613	350,547
Equity Residential (SBI)	51,477	3,171,498
Essex Property Trust, Inc.	9,251	2,155,298
Independence Realty Trust, Inc.	11,677	107,312
Mid-America Apartment Communities, Inc.	15,917	1,518,004
UDR, Inc.	37,481	1,369,181
		15,480,146
REITs - Diversified - 11.0%
Apple Hospitality (REIT), Inc.	29,374	572,499
Cousins Properties, Inc.	58,838	529,542
Digital Realty Trust, Inc.	28,779	3,221,809
Duke Realty Corp.	49,889	1,317,568
Forest City Realty Trust, Inc. Class A	37,366	876,980
Liberty Property Trust (SBI)	20,652	855,199
NorthStar Realty Europe Corp.	7,718	92,076
PS Business Parks, Inc.	2,787	340,321
TIER REIT, Inc.	6,689	129,833
Vornado Realty Trust	24,152	1,731,215
Washington REIT (SBI)	10,994	315,088
		9,982,130
REITs - Health Care - 10.0%
HCP, Inc.	65,714	1,582,393
Healthcare Realty Trust, Inc.	17,496	522,606
LTC Properties, Inc.	5,545	227,234
Quality Care Properties, Inc. (a)	13,144	177,444
Senior Housing Properties Trust (SBI)	33,291	576,933
Universal Health Realty Income Trust (SBI)	1,767	117,594
Ventas, Inc.	49,890	2,792,343
Welltower, Inc.	51,880	3,111,244
		9,107,791
REITs - Hotels - 7.5%
Ashford Hospitality Prime, Inc.	4,463	40,256
Ashford Hospitality Trust, Inc.	12,381	79,734
Chatham Lodging Trust	6,359	142,442
Chesapeake Lodging Trust	8,421	230,483
DiamondRock Hospitality Co.	28,063	330,021
Hersha Hospitality Trust	5,470	101,469
Hospitality Properties Trust (SBI)	23,025	654,140
Host Hotels & Resorts, Inc.	103,669	2,152,168
LaSalle Hotel Properties (SBI)	15,861	484,395
Pebblebrook Hotel Trust	9,660	376,740
RLJ Lodging Trust	24,481	566,001
Ryman Hospitality Properties, Inc.	7,171	548,940
Summit Hotel Properties, Inc.	14,603	226,200
Sunstone Hotel Investors, Inc.	31,570	531,955
Xenia Hotels & Resorts, Inc.	14,953	331,957
		6,796,901
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	5,810	204,861
Retail Properties America, Inc.	31,816	383,383
		588,244
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	12,304	1,062,081
Sun Communities, Inc.	11,114	987,368
		2,049,449
REITs - Office Property - 13.9%
Alexandria Real Estate Equities, Inc.	14,173	1,838,238
Boston Properties, Inc.	21,617	2,674,239
Brandywine Realty Trust (SBI)	24,584	441,037
Columbia Property Trust, Inc.	16,784	367,402
Corporate Office Properties Trust (SBI)	13,955	380,972
Douglas Emmett, Inc.	22,323	863,230
Easterly Government Properties, Inc.	6,133	127,750
Equity Commonwealth (a)	17,382	519,896
Franklin Street Properties Corp.	15,029	152,394
Highwoods Properties, Inc. (SBI)	14,464	692,536
Hudson Pacific Properties, Inc.	21,757	695,571
JBG SMITH Properties	13,082	441,518
Kilroy Realty Corp.	13,782	982,932
Mack-Cali Realty Corp.	12,588	252,641
Paramount Group, Inc.	28,591	429,723
Piedmont Office Realty Trust, Inc. Class A	20,229	394,870
SL Green Realty Corp. (b)	13,766	1,383,758
		12,638,707
REITs - Regional Malls - 12.4%
CBL & Associates Properties, Inc. (b)	23,920	132,995
General Growth Properties, Inc.	87,460	2,014,204
Pennsylvania Real Estate Investment Trust (SBI) (b)	9,796	109,323
Simon Property Group, Inc.	43,542	7,113,458
Tanger Factory Outlet Centers, Inc. (b)	13,243	333,459
Taubman Centers, Inc. (b)	8,505	524,333
The Macerich Co.	15,184	980,431
		11,208,203
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	11,727	288,015
Brixmor Property Group, Inc.	42,712	693,216
Cedar Realty Trust, Inc.	11,353	58,014
DDR Corp.	42,843	347,885
Federal Realty Investment Trust (SBI)	10,163	1,227,690
Kimco Realty Corp.	59,628	948,681
Kite Realty Group Trust	11,713	197,481
Ramco-Gershenson Properties Trust (SBI)	11,122	147,033
Regency Centers Corp.	20,728	1,303,998
Retail Opportunity Investments Corp.	15,374	282,420
Saul Centers, Inc.	1,684	92,165
Seritage Growth Properties (b)	3,616	148,979
Urban Edge Properties	14,830	346,725
Weingarten Realty Investors (SBI)	16,731	494,401
WP Glimcher, Inc.	26,029	171,271
		6,747,974
REITs - Storage - 7.7%
CubeSmart	25,338	697,555
Extra Space Storage, Inc. (b)	17,638	1,472,420
Life Storage, Inc.	6,519	541,729
National Storage Affiliates Trust	6,940	176,068
Public Storage	20,967	4,104,500
		6,992,272
REITs - Warehouse/Industrial - 8.0%
DCT Industrial Trust, Inc.	13,046	772,193
EastGroup Properties, Inc.	4,823	418,685
First Industrial Realty Trust, Inc.	16,790	518,139
Prologis, Inc.	74,535	4,852,974
QTS Realty Trust, Inc. Class A	7,047	350,941
Rexford Industrial Realty, Inc.	10,914	324,037
		7,236,969
Residential REITs - 1.0%
Invitation Homes, Inc. (b)	39,944	898,341

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		90,379,539

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.39% (c)	433,490	433,577
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	3,966,259	3,966,655
TOTAL MONEY MARKET FUNDS
(Cost $4,400,232)		4,400,232
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $103,450,910)		94,779,771
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(4,102,661)
NET ASSETS - 100%		$90,677,110

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2018	$282,580	$16,942	$16,942

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Currency Abbreviations

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,380
Fidelity Securities Lending Cash Central Fund	696
Total	$2,076

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,942	$0
Total Equity Risk	16,942	0
Total Value of Derivatives	$16,942	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,920,728) — See accompanying schedule: Unaffiliated issuers (cost $99,050,678)	$90,379,539
Fidelity Central Funds (cost $4,400,232)	4,400,232
Total Investment in Securities (cost $103,450,910)		$94,779,771
Segregated cash with brokers for derivative instruments		10,100
Dividends receivable		52,281
Distributions receivable from Fidelity Central Funds		772
Receivable for daily variation margin on futures contracts		130
Receivable from investment adviser for expense reductions		5,677
Total assets		94,848,731
Liabilities
Payable for investments purchased	$193,444
Accrued management fee	5,312
Other affiliated payables	5,690
Collateral on securities loaned	3,967,175
Total liabilities		4,171,621
Net Assets		$90,677,110
Net Assets consist of:
Paid in capital		$99,449,337
Undistributed net investment income		184,071
Accumulated undistributed net realized gain (loss) on investments		(302,101)
Net unrealized appreciation (depreciation) on investments		(8,654,197)
Net Assets, for 8,592,314 shares outstanding		$90,677,110
Net Asset Value, offering price and redemption price per share ($90,677,110 ÷ 8,592,314 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$1,496,246
Income from Fidelity Central Funds		2,076
Total income		1,498,322
Expenses
Management fee	$33,853
Transfer agent fees	36,271
Independent trustees' fees and expenses	184
Miscellaneous	142
Total expenses before reductions	70,450
Expense reductions	(35,256)	35,194
Net investment income (loss)		1,463,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(106,328)
Fidelity Central Funds	(517)
Futures contracts	33,373
Total net realized gain (loss)		(73,472)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,662,445)
Fidelity Central Funds	(3)
Futures contracts	10,719
Total change in net unrealized appreciation (depreciation)		(3,651,729)
Net gain (loss)		(3,725,201)
Net increase (decrease) in net assets resulting from operations		$(2,262,073)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,463,128	$2,469,209
Net realized gain (loss)	(73,472)	626,047
Change in net unrealized appreciation (depreciation)	(3,651,729)	(9,067,972)
Net increase (decrease) in net assets resulting from operations	(2,262,073)	(5,972,716)
Distributions to shareholders from net investment income	(1,728,845)	(2,088,157)
Distributions to shareholders from net realized gain	(465,294)	(411,594)
Total distributions	(2,194,139)	(2,499,751)
Reinvestment of distributions	931,475	2,499,751
Cost of shares redeemed	(4,020,000)	(1,100,000)
Net increase (decrease) in net assets resulting from share transactions	(3,088,525)	1,399,751
Total increase (decrease) in net assets	(7,544,737)	(7,072,716)
Net Assets
Beginning of period	98,221,847	105,294,563
End of period	$90,677,110	$98,221,847
Other Information
Undistributed net investment income end of period	$184,071	$449,788
Shares
Sold	–	–
Issued in reinvestment of distributions	84,526	231,892
Redeemed	(359,584)	(100,273)
Net increase (decrease)	(275,058)	131,619

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.28	.06
Net realized and unrealized gain (loss)	(.45)	(.96)	2.08
Total from investment operations	(.28)	(.68)	2.14
Distributions from net investment income	(.20)	(.24)	(.09)
Distributions from net realized gain	(.05)	(.05)	–
Total distributions	(.25)	(.29)	(.09)
Net asset value, end of period	$10.55	$11.08	$12.05
Total ReturnC,D	(2.58)%	(5.60)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.77%G
Expenses net of fee waivers, if any	.07%G	.09%	.09%G
Expenses net of all reductions	.07%G	.09%	.09%G
Net investment income (loss)	3.03%G	2.55%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$90,677	$98,222	$105,295
Portfolio turnover rateH	11%G	6%	1%I

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,279,929
Gross unrealized depreciation	(13,085,781)
Net unrealized appreciation (depreciation)	$(8,805,852)
Tax cost	$103,602,565

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,203,548 and $7,938,096, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .145% of the Fund'saverage net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $696.

8. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $142 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through September 30, 2018. The expense limitation prior to September 1, 2017 was .09%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $35,190.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $66.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.07%	$1,000.00	$974.20	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI Real Estate Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.12% to 0.07%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board also considered that, at its July 2017 meeting, it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.145%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
The Boeing Co.	5.0
Apple, Inc.	4.6
Facebook, Inc. Class A	4.0
UnitedHealth Group, Inc.	3.8
Visa, Inc. Class A	3.7
21.1

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	35.3
Financials	19.4
Industrials	15.3
Health Care	14.8
Consumer Discretionary	9.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.6%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Aptiv PLC	20,972	$1,989,823
BorgWarner, Inc.	7,042	396,183
Lear Corp.	2,543	491,155
		2,877,161
Automobiles - 0.2%
Tesla, Inc. (a)(b)	7,003	2,481,233
Diversified Consumer Services - 0.0%
H&R Block, Inc.	9,243	245,309
Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.	36,961	2,646,777
Hilton Worldwide Holdings, Inc.	33,245	2,847,434
Marriott International, Inc. Class A	98,724	14,545,994
McDonald's Corp.	267,299	45,745,551
MGM Mirage, Inc.	19,687	717,591
Norwegian Cruise Line Holdings Ltd. (a)	8,720	529,653
Royal Caribbean Cruises Ltd.	20,537	2,742,716
Vail Resorts, Inc.	9,152	2,000,261
Wyndham Worldwide Corp.	28,067	3,483,957
Wynn Resorts Ltd.	3,958	655,405
		75,915,339
Household Durables - 0.7%
D.R. Horton, Inc.	66,798	3,276,442
Lennar Corp. Class A	6,626	415,185
Mohawk Industries, Inc. (a)	2,308	648,686
NVR, Inc. (a)	1,766	5,612,648
PulteGroup, Inc.	47,937	1,525,835
Toll Brothers, Inc.	29,844	1,390,134
		12,868,930
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (a)	11,745	17,040,703
Priceline Group, Inc. (a)	2,393	4,575,536
		21,616,239
Leisure Products - 0.0%
Polaris Industries, Inc. (b)	4,912	555,105
Media - 0.9%
Charter Communications, Inc. Class A (a)	32,911	12,415,675
Liberty Broadband Corp. Class C (a)	9,870	943,079
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	8,401	378,129
Liberty SiriusXM Series C (a)	16,537	741,023
Live Nation Entertainment, Inc. (a)	22,755	1,025,340
Sirius XM Holdings, Inc. (b)	215,625	1,317,469
		16,820,715
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	13,732	1,579,180
Specialty Retail - 2.0%
AutoNation, Inc. (a)	2,065	124,354
Best Buy Co., Inc.	31,363	2,291,381
CarMax, Inc. (a)	6,460	461,050
Gap, Inc.	11,838	393,495
Home Depot, Inc.	150,686	30,272,817
Ross Stores, Inc.	18,948	1,561,126
Tiffany & Co., Inc.	5,524	589,135
		35,693,358
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	13,171	869,286
PVH Corp.	3,411	528,978
VF Corp.	28,459	2,309,163
		3,707,427

TOTAL CONSUMER DISCRETIONARY		174,359,996

CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	15,682	1,086,763
Constellation Brands, Inc. Class A (sub. vtg.)	45,057	9,888,660
		10,975,423
Food & Staples Retailing - 0.9%
Walmart, Inc.	144,138	15,365,111
Food Products - 0.1%
Tyson Foods, Inc. Class A	12,481	949,929
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	58,033	7,832,134

TOTAL CONSUMER STAPLES		35,122,597

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
HollyFrontier Corp.	19,918	955,267
Valero Energy Corp.	35,533	3,410,102
		4,365,369
FINANCIALS - 19.4%
Banks - 9.2%
Bank of America Corp.	1,397,678	44,725,696
Citigroup, Inc.	494,415	38,801,689
Citizens Financial Group, Inc.	34,865	1,600,304
Comerica, Inc.	12,417	1,182,347
East West Bancorp, Inc.	11,707	771,608
Fifth Third Bancorp	19,894	658,491
First Republic Bank	10,201	913,500
Huntington Bancshares, Inc.	27,433	443,866
JPMorgan Chase & Co.	506,451	58,581,187
KeyCorp	32,023	685,292
M&T Bank Corp.	3,757	716,760
PNC Financial Services Group, Inc.	92,563	14,626,805
Regions Financial Corp.	32,154	618,321
SunTrust Banks, Inc.	12,813	905,879
SVB Financial Group (a)	2,117	521,946
		165,753,691
Capital Markets - 4.0%
Ameriprise Financial, Inc.	31,641	5,337,837
Bank of New York Mellon Corp.	77,637	4,402,018
BlackRock, Inc. Class A	14,659	8,235,426
CBOE Holdings, Inc.	43,329	5,822,984
CME Group, Inc.	12,179	1,869,233
E*TRADE Financial Corp. (a)	41,428	2,183,256
Goldman Sachs Group, Inc.	9,724	2,604,962
Moody's Corp.	45,008	7,281,844
Morgan Stanley	151,705	8,578,918
MSCI, Inc.	26,107	3,634,878
Northern Trust Corp.	5,539	583,755
Raymond James Financial, Inc.	9,117	878,788
S&P Global, Inc.	53,558	9,699,354
SEI Investments Co.	24,881	1,869,807
State Street Corp.	17,094	1,883,246
T. Rowe Price Group, Inc.	65,912	7,357,757
		72,224,063
Consumer Finance - 0.9%
Ally Financial, Inc.	40,547	1,207,084
American Express Co.	143,533	14,267,180
		15,474,264
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	182,857	39,200,884
Leucadia National Corp.	11,437	309,600
		39,510,484
Insurance - 3.1%
Allstate Corp.	109,372	10,802,672
American Financial Group, Inc.	14,272	1,617,588
Aon PLC	54,413	7,735,896
Arch Capital Group Ltd. (a)	9,886	899,033
Arthur J. Gallagher & Co.	11,156	762,178
Everest Re Group Ltd.	4,743	1,089,941
FNF Group	82,062	3,198,777
Hartford Financial Services Group, Inc.	32,336	1,900,063
Lincoln National Corp.	15,711	1,300,871
Marsh & McLennan Companies, Inc.	58,300	4,869,216
Principal Financial Group, Inc.	13,005	879,138
Progressive Corp.	233,704	12,643,386
Prudential Financial, Inc.	17,164	2,039,426
Reinsurance Group of America, Inc.	16,743	2,622,791
RenaissanceRe Holdings Ltd.	1,716	218,172
Torchmark Corp.	19,791	1,798,012
Unum Group	23,944	1,273,581
		55,650,741

TOTAL FINANCIALS		348,613,243

HEALTH CARE - 14.8%
Biotechnology - 2.4%
AbbVie, Inc.	291,541	32,716,731
Alnylam Pharmaceuticals, Inc. (a)	15,575	2,024,439
Vertex Pharmaceuticals, Inc. (a)	51,380	8,573,781
		43,314,951
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	295,450	18,365,172
Align Technology, Inc. (a)	37,315	9,776,530
Baxter International, Inc.	110,452	7,955,858
Becton, Dickinson & Co.	10,460	2,541,152
IDEXX Laboratories, Inc. (a)	5,676	1,061,639
Intuitive Surgical, Inc. (a)	45,234	19,526,161
Stryker Corp.	62,428	10,261,915
Teleflex, Inc.	9,235	2,565,021
The Cooper Companies, Inc.	8,481	2,075,046
Varian Medical Systems, Inc. (a)	16,323	2,081,183
		76,209,677
Health Care Providers & Services - 6.7%
Aetna, Inc.	75,066	14,023,830
Anthem, Inc.	78,721	19,511,000
Centene Corp. (a)	21,792	2,336,974
Cigna Corp.	60,660	12,638,511
Humana, Inc.	6,878	1,938,427
Quest Diagnostics, Inc.	12,136	1,284,232
UnitedHealth Group, Inc.	291,848	69,103,769
		120,836,743
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	10,656	669,836
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	75,481	5,542,570
Illumina, Inc. (a)	4,592	1,068,283
Mettler-Toledo International, Inc. (a)	8,570	5,786,978
Quintiles Transnational Holdings, Inc. (a)	13,847	1,415,025
Thermo Fisher Scientific, Inc.	32,833	7,358,204
Waters Corp. (a)	8,662	1,867,614
		23,038,674
Pharmaceuticals - 0.2%
Zoetis, Inc. Class A	38,202	2,931,239

TOTAL HEALTH CARE		267,001,120

INDUSTRIALS - 15.3%
Aerospace & Defense - 7.5%
General Dynamics Corp.	28,218	6,277,941
Harris Corp.	26,557	4,232,655
Huntington Ingalls Industries, Inc.	2,974	706,444
L3 Technologies, Inc.	2,258	479,735
Lockheed Martin Corp.	22,293	7,910,671
Northrop Grumman Corp.	29,508	10,048,359
Raytheon Co.	27,853	5,819,606
Rockwell Collins, Inc.	49,368	6,836,974
Spirit AeroSystems Holdings, Inc. Class A	21,515	2,202,275
The Boeing Co.	253,950	89,992,267
		134,506,927
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	5,995	389,375
FedEx Corp.	8,672	2,276,227
		2,665,602
Building Products - 0.1%
A.O. Smith Corp.	3,881	259,173
Lennox International, Inc.	1,263	275,220
Owens Corning	20,321	1,889,243
		2,423,636
Commercial Services & Supplies - 0.8%
Cintas Corp.	18,615	3,135,697
Republic Services, Inc.	30,504	2,098,675
Rollins, Inc.	29,818	1,471,220
Waste Connection, Inc. (Canada)	62,821	4,514,940
Waste Management, Inc.	45,615	4,033,734
		15,254,266
Electrical Equipment - 0.6%
AMETEK, Inc.	63,396	4,837,115
Rockwell Automation, Inc.	33,273	6,564,430
		11,401,545
Industrial Conglomerates - 1.4%
3M Co.	54,991	13,775,246
Honeywell International, Inc.	25,576	4,083,720
Roper Technologies, Inc.	27,377	7,681,712
		25,540,678
Machinery - 3.8%
AGCO Corp.	2,400	174,288
Caterpillar, Inc.	172,860	28,138,151
Cummins, Inc.	10,512	1,976,256
Deere & Co.	69,058	11,492,632
Dover Corp.	6,946	737,735
IDEX Corp.	23,876	3,425,728
Illinois Tool Works, Inc.	45,618	7,922,478
Ingersoll-Rand PLC	16,065	1,520,231
Parker Hannifin Corp.	24,751	4,985,346
Stanley Black & Decker, Inc.	23,156	3,849,222
WABCO Holdings, Inc. (a)	4,172	644,115
Xylem, Inc.	42,226	3,051,251
		67,917,433
Professional Services - 0.2%
Manpower, Inc.	13,802	1,813,445
TransUnion Holding Co., Inc. (a)	26,490	1,572,446
		3,385,891
Road & Rail - 0.6%
CSX Corp.	122,248	6,940,019
J.B. Hunt Transport Services, Inc.	3,354	405,264
Knight-Swift Transportation Holdings, Inc. Class A	4,945	246,212
Norfolk Southern Corp.	9,963	1,503,217
Old Dominion Freight Lines, Inc.	9,797	1,434,771
		10,529,483
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	9,085	1,645,384

TOTAL INDUSTRIALS		275,270,845

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	18,982	5,235,615
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	78,749	7,305,545
CDW Corp.	29,838	2,231,584
Cognex Corp.	32,451	2,023,969
Corning, Inc.	45,357	1,416,046
Dell Technologies, Inc. (a)	32,017	2,295,619
FLIR Systems, Inc.	11,913	610,065
IPG Photonics Corp. (a)	8,699	2,191,713
TE Connectivity Ltd.	43,309	4,440,472
Trimble, Inc. (a)	11,053	487,437
		23,002,450
Internet Software & Services - 4.5%
CoStar Group, Inc. (a)	6,232	2,156,958
Facebook, Inc. Class A (a)	384,798	71,914,898
IAC/InterActiveCorp (a)	11,902	1,725,433
MercadoLibre, Inc.	7,444	2,881,572
VeriSign, Inc. (a)	16,802	1,930,886
		80,609,747
IT Services - 10.6%
Accenture PLC Class A	30,060	4,830,642
Automatic Data Processing, Inc.	20,921	2,586,463
Broadridge Financial Solutions, Inc.	15,182	1,463,697
Cognizant Technology Solutions Corp. Class A	49,360	3,849,093
DXC Technology Co.	67,738	6,743,318
Fidelity National Information Services, Inc.	12,340	1,263,122
First Data Corp. Class A (a)	16,132	285,536
Fiserv, Inc. (a)	14,608	2,057,391
FleetCor Technologies, Inc. (a)	4,032	856,800
Gartner, Inc. (a)	15,272	2,118,837
Global Payments, Inc.	10,864	1,214,378
Jack Henry & Associates, Inc.	9,407	1,172,677
MasterCard, Inc. Class A	305,886	51,694,734
PayPal Holdings, Inc. (a)	434,151	37,041,763
Square, Inc. (a)	63,018	2,956,174
Total System Services, Inc.	41,692	3,704,751
Visa, Inc. Class A	538,787	66,933,509
Worldpay, Inc. (a)	4,129	331,600
		191,104,485
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	13,686	1,257,470
Applied Materials, Inc.	309,677	16,607,978
Broadcom Ltd.	27,008	6,698,794
Intel Corp.	224,608	10,812,629
KLA-Tencor Corp.	4,849	532,420
Lam Research Corp.	60,220	11,533,334
Marvell Technology Group Ltd.	42,183	984,129
Microchip Technology, Inc.	48,363	4,605,125
Micron Technology, Inc. (a)	301,449	13,179,350
NVIDIA Corp.	244,689	60,144,556
Texas Instruments, Inc.	153,471	16,831,165
Xilinx, Inc.	9,394	685,950
		143,872,900
Software - 5.8%
Activision Blizzard, Inc.	171,111	12,684,458
Adobe Systems, Inc. (a)	164,674	32,895,278
ANSYS, Inc. (a)	27,276	4,409,165
Autodesk, Inc. (a)	40,190	4,646,768
Cadence Design Systems, Inc. (a)	103,673	4,650,771
Electronic Arts, Inc. (a)	46,966	5,962,803
Intuit, Inc.	15,250	2,560,475
Microsoft Corp.	169,656	16,119,017
Red Hat, Inc. (a)	52,117	6,847,131
ServiceNow, Inc. (a)	22,304	3,320,396
Splunk, Inc. (a)	6,055	559,300
Symantec Corp.	25,976	707,326
Synopsys, Inc. (a)	42,338	3,920,922
Take-Two Interactive Software, Inc. (a)	26,286	3,329,648
VMware, Inc. Class A (a)(b)	14,916	1,846,452
		104,459,910
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	488,303	81,756,571
NetApp, Inc.	34,343	2,112,095
Western Digital Corp.	24,677	2,195,759
		86,064,425

TOTAL INFORMATION TECHNOLOGY		634,349,532

MATERIALS - 1.4%
Chemicals - 1.1%
Albemarle Corp. U.S.	20,241	2,258,693
Celanese Corp. Class A	17,251	1,865,868
FMC Corp.	44,233	4,039,800
Praxair, Inc.	21,869	3,531,625
Sherwin-Williams Co.	11,289	4,708,755
The Chemours Co. LLC	41,287	2,131,235
		18,535,976
Containers & Packaging - 0.3%
Avery Dennison Corp.	28,137	3,451,847
Packaging Corp. of America	17,786	2,234,455
		5,686,302

TOTAL MATERIALS		24,222,278

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	62,180	9,183,986
Digital Realty Trust, Inc.	5,184	580,349
Equinix, Inc.	6,072	2,763,914
Prologis, Inc.	25,099	1,634,196
SBA Communications Corp. Class A (a)	29,012	5,062,594
		19,225,039
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	10,089	460,966
Jones Lang LaSalle, Inc.	1,467	229,365
		690,331

TOTAL REAL ESTATE		19,915,370

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	10,301	670,595
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.	39,088	6,192,321
Xcel Energy, Inc.	37,010	1,689,136
		7,881,457
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	27,674	779,853
Water Utilities - 0.1%
American Water Works Co., Inc.	13,660	1,136,103

TOTAL UTILITIES		9,797,413

TOTAL COMMON STOCKS
(Cost $1,500,320,506)		1,793,688,358

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.39% (c)	4,629,479	4,630,405
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	9,180,196	9,181,113
TOTAL MONEY MARKET FUNDS
(Cost $13,811,518)		13,811,518
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,514,132,024)		1,807,499,876
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,903,637)
NET ASSETS - 100%		$1,798,596,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	March 2018	$4,379,990	$116,158	$116,158

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,240
Fidelity Securities Lending Cash Central Fund	14,587
Total	$97,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$116,158	$0
Total Equity Risk	116,158	0
Total Value of Derivatives	$116,158	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,164,182) — See accompanying schedule: Unaffiliated issuers (cost $1,500,320,506)	$1,793,688,358
Fidelity Central Funds (cost $13,811,518)	13,811,518
Total Investment in Securities (cost $1,514,132,024)		$1,807,499,876
Segregated cash with brokers for derivative instruments		106,050
Receivable for investments sold		133,076,155
Receivable for fund shares sold		3,394,674
Dividends receivable		893,120
Distributions receivable from Fidelity Central Funds		53,809
Receivable for daily variation margin on futures contracts		2,192
Prepaid expenses		922
Receivable from investment adviser for expense reductions		83,129
Total assets		1,945,109,927
Liabilities
Payable for investments purchased	$136,383,296
Payable for fund shares redeemed	506,181
Accrued management fee	154,956
Other affiliated payables	155,876
Other payables and accrued expenses	131,379
Collateral on securities loaned	9,182,000
Total liabilities		146,513,688
Net Assets		$1,798,596,239
Net Assets consist of:
Paid in capital		$1,477,197,942
Undistributed net investment income		1,136,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,777,689
Net unrealized appreciation (depreciation) on investments		293,484,010
Net Assets, for 136,692,478 shares outstanding		$1,798,596,239
Net Asset Value, offering price and redemption price per share ($1,798,596,239 ÷ 136,692,478 shares)		$13.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$9,405,611
Interest		316
Income from Fidelity Central Funds		97,827
Total income		9,503,754
Expenses
Management fee	$748,959
Transfer agent fees	561,719
Accounting and security lending fees	200,733
Custodian fees and expenses	33,143
Independent trustees' fees and expenses	2,460
Registration fees	167,800
Audit	23,274
Legal	2,185
Interest	2,789
Miscellaneous	3,100
Total expenses before reductions	1,746,162
Expense reductions	(626,809)	1,119,353
Net investment income (loss)		8,384,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,611,310
Fidelity Central Funds	(886)
Foreign currency transactions	2
Futures contracts	620,094
Total net realized gain (loss)		32,230,520
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	257,707,110
Futures contracts	85,356
Total change in net unrealized appreciation (depreciation)		257,792,466
Net gain (loss)		290,022,986
Net increase (decrease) in net assets resulting from operations		$298,407,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period February 9, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,384,401	$1,910,346
Net realized gain (loss)	32,230,520	352,894
Change in net unrealized appreciation (depreciation)	257,792,466	35,691,544
Net increase (decrease) in net assets resulting from operations	298,407,387	37,954,784
Distributions to shareholders from net investment income	(9,140,729)	–
Distributions to shareholders from net realized gain	(5,788,789)	–
Total distributions	(14,929,518)	–
Share transactions
Proceeds from sales of shares	1,258,129,611	722,160,413
Reinvestment of distributions	4,036,858	–
Cost of shares redeemed	(491,224,699)	(15,938,597)
Net increase (decrease) in net assets resulting from share transactions	770,941,770	706,221,816
Total increase (decrease) in net assets	1,054,419,639	744,176,600
Net Assets
Beginning of period	744,176,600	–
End of period	$1,798,596,239	$744,176,600
Other Information
Undistributed net investment income end of period	$1,136,598	$1,892,926
Shares
Sold	108,044,977	69,258,564
Issued in reinvestment of distributions	339,178	–
Redeemed	(39,439,640)	(1,510,601)
Net increase (decrease)	68,944,515	67,747,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.07
Net realized and unrealized gain (loss)	2.22	.91
Total from investment operations	2.29	.98
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.04)	–
Total distributions	(.11)C	–
Net asset value, end of period	$13.16	$10.98
Total ReturnD,E	20.95%	9.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.35%H
Expenses net of fee waivers, if any	.15%H	.15%H
Expenses net of all reductions	.15%H	.15%H
Net investment income (loss)	1.13%H	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,798,596	$744,177
Portfolio turnover rateI	147%H	47%J

 A For the period February 9, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.043 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294,293,220
Gross unrealized depreciation	(1,512,112)
Net unrealized appreciation (depreciation)	$292,781,108
Tax cost	$1,514,834,926

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,841,752,463 and $1,078,105,352, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,987,800	1.34%	$2,789

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,587.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2018. Some expenses, for example the compensation of the independent Trustees and certain miscellaneous expenses, proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $626,778.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.15%	$1,000.00	$1,209.50	$.84
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SY1-SANN-0318
1.9878818.100

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Bank of America Corp.	4.2
Intel Corp.	3.9
Cisco Systems, Inc.	3.8
Citigroup, Inc.	3.8
AT&T, Inc.	3.7
19.4

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	25.1
Information Technology	19.0
Health Care	15.1
Consumer Discretionary	14.0
Consumer Staples	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.1%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.3%
Adient PLC	28,875	$1,871,100
BorgWarner, Inc.	61,413	3,455,095
Dana Holding Corp.	44,786	1,477,490
Gentex Corp.	84,329	1,996,911
Lear Corp.	21,040	4,063,666
The Goodyear Tire & Rubber Co.	76,280	2,656,070
		15,520,332
Automobiles - 2.7%
Ford Motor Co.	1,212,440	13,300,467
General Motors Co.	397,235	16,846,736
Harley-Davidson, Inc.	52,339	2,536,348
		32,683,551
Diversified Consumer Services - 0.1%
H&R Block, Inc.	64,203	1,703,948
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises Ltd.	53,215	7,106,863
Household Durables - 1.5%
CalAtlantic Group, Inc.	23,407	1,313,835
Lennar Corp. Class A	65,945	4,132,114
Newell Brands, Inc.	151,953	4,017,637
PulteGroup, Inc.	84,079	2,676,235
Toll Brothers, Inc.	45,841	2,135,274
Whirlpool Corp.	22,279	4,041,856
		18,316,951
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	204,795	5,752,692
Media - 4.0%
Discovery Communications, Inc. Class A (a)	107,887	2,704,727
DISH Network Corp. Class A (a)	70,688	3,315,267
Interpublic Group of Companies, Inc.	119,861	2,623,757
Lions Gate Entertainment Corp. Class A (a)	52,142	1,764,485
News Corp. Class A	157,893	2,701,549
Nexstar Broadcasting Group, Inc. Class A	14,113	1,059,886
Omnicom Group, Inc.	71,655	5,492,356
Scripps Networks Interactive, Inc. Class A	29,815	2,623,422
Time Warner, Inc.	241,851	23,060,493
Viacom, Inc. Class B (non-vtg.)	112,375	3,755,573
		49,101,515
Multiline Retail - 1.7%
Kohl's Corp.	52,431	3,395,956
Macy's, Inc.	94,374	2,449,005
Nordstrom, Inc.	35,695	1,760,120
Target Corp.	168,883	12,703,379
		20,308,460
Specialty Retail - 1.0%
Best Buy Co., Inc.	79,027	5,773,713
Foot Locker, Inc.	38,482	1,891,390
Gap, Inc.	67,563	2,245,794
Signet Jewelers Ltd.	18,703	989,389
Williams-Sonoma, Inc.	24,035	1,231,313
		12,131,599
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	113,370	2,462,396
Michael Kors Holdings Ltd. (a)	46,552	3,072,432
Ralph Lauren Corp.	17,207	1,966,932
		7,501,760

TOTAL CONSUMER DISCRETIONARY		170,127,671

CONSUMER STAPLES - 6.7%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	57,432	4,825,437
Food & Staples Retailing - 4.4%
CVS Health Corp.	314,656	24,760,281
Kroger Co.	276,350	8,389,986
Walgreens Boots Alliance, Inc.	269,691	20,296,945
		53,447,212
Food Products - 1.8%
Archer Daniels Midland Co.	173,764	7,463,164
Bunge Ltd.	43,580	3,461,559
The J.M. Smucker Co.	34,885	4,426,558
Tyson Foods, Inc. Class A	92,447	7,036,141
		22,387,422
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	17,375	980,993

TOTAL CONSUMER STAPLES		81,641,064

ENERGY - 3.7%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	135,985	4,414,073
Oil, Gas & Consumable Fuels - 3.3%
ConocoPhillips Co.	353,981	20,817,623
HollyFrontier Corp.	55,107	2,642,932
Murphy Oil Corp.	50,566	1,623,169
PBF Energy, Inc. Class A	34,056	1,101,030
Peabody Energy Corp.	32,227	1,302,293
Valero Energy Corp.	135,954	13,047,505
		40,534,552

TOTAL ENERGY		44,948,625

FINANCIALS - 25.1%
Banks - 11.0%
Bank of America Corp.	1,574,823	50,394,332
Citigroup, Inc.	586,447	46,024,361
Citizens Financial Group, Inc.	149,522	6,863,060
Fifth Third Bancorp	219,386	7,261,677
JPMorgan Chase & Co.	180,703	20,901,916
Popular, Inc.	31,476	1,279,185
		132,724,531
Capital Markets - 4.2%
Goldman Sachs Group, Inc.	108,971	29,192,241
Legg Mason, Inc.	26,560	1,131,987
Morgan Stanley	359,692	20,340,583
		50,664,811
Consumer Finance - 3.2%
Ally Financial, Inc.	137,666	4,098,317
Capital One Financial Corp.	150,616	15,658,039
Discover Financial Services	112,957	9,013,969
Navient Corp.	81,489	1,161,218
Synchrony Financial	228,600	9,070,848
		39,002,391
Insurance - 5.7%
AFLAC, Inc.	122,161	10,774,600
Assured Guaranty Ltd.	36,235	1,289,604
Athene Holding Ltd. (a)	23,010	1,154,182
CNO Financial Group, Inc.	51,767	1,272,951
Lincoln National Corp.	68,048	5,634,374
Loews Corp.	83,027	4,288,345
MetLife, Inc.	50,880	2,445,802
Old Republic International Corp.	75,733	1,627,502
Principal Financial Group, Inc.	83,506	5,645,006
Prudential Financial, Inc.	131,748	15,654,297
Reinsurance Group of America, Inc.	19,988	3,131,120
The Travelers Companies, Inc.	79,940	11,984,605
Unum Group	69,625	3,703,354
		68,605,742
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	121,759	2,287,852
Annaly Capital Management, Inc.	359,593	3,790,110
Blackstone Mortgage Trust, Inc.	32,943	1,021,233
Chimera Investment Corp.	58,580	995,274
New Residential Investment Corp.	94,931	1,641,357
Starwood Property Trust, Inc.	80,918	1,649,918
		11,385,744
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	115,323	1,709,087

TOTAL FINANCIALS		304,092,306

HEALTH CARE - 15.1%
Biotechnology - 3.9%
Amgen, Inc.	58,552	10,893,600
Gilead Sciences, Inc.	405,742	34,001,180
United Therapeutics Corp. (a)	13,397	1,728,213
		46,622,993
Health Care Providers & Services - 8.8%
Anthem, Inc.	79,752	19,766,533
Cardinal Health, Inc.	97,745	7,017,114
Centene Corp. (a)	53,581	5,746,026
Cigna Corp.	69,700	14,521,995
DaVita HealthCare Partners, Inc. (a)	46,958	3,664,602
Envision Healthcare Corp. (a)	37,625	1,354,124
Express Scripts Holding Co. (a)	175,927	13,929,900
HCA Holdings, Inc.	86,171	8,717,058
Humana, Inc.	44,375	12,506,206
McKesson Corp.	64,759	10,936,500
MEDNAX, Inc. (a)	29,128	1,538,250
Molina Healthcare, Inc. (a)	13,665	1,248,434
Universal Health Services, Inc. Class B	27,187	3,303,221
Wellcare Health Plans, Inc. (a)	13,806	2,904,506
		107,154,469
Pharmaceuticals - 2.4%
Allergan PLC	103,315	18,623,562
Jazz Pharmaceuticals PLC (a)	18,633	2,715,573
Mylan NV (a)	166,601	7,138,853
		28,477,988

TOTAL HEALTH CARE		182,255,450

INDUSTRIALS - 4.2%
Airlines - 2.6%
Alaska Air Group, Inc.	38,156	2,507,994
Delta Air Lines, Inc.	203,794	11,569,385
JetBlue Airways Corp. (a)	99,468	2,074,902
Southwest Airlines Co.	168,374	10,237,139
United Continental Holdings, Inc. (a)	78,242	5,306,372
		31,695,792
Commercial Services & Supplies - 0.2%
Deluxe Corp.	15,018	1,115,387
Stericycle, Inc. (a)	26,531	1,999,376
		3,114,763
Construction & Engineering - 0.6%
AECOM (a)	49,148	1,922,178
Fluor Corp.	42,866	2,601,966
Jacobs Engineering Group, Inc.	36,396	2,528,066
		7,052,210
Electrical Equipment - 0.1%
Regal Beloit Corp.	13,829	1,077,279
Marine - 0.1%
Kirby Corp. (a)	15,215	1,139,604
Professional Services - 0.3%
Nielsen Holdings PLC	103,804	3,883,308
Road & Rail - 0.1%
Ryder System, Inc.	13,846	1,205,017
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	40,843	2,209,606

TOTAL INDUSTRIALS		51,377,579

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 4.2%
Arris International PLC (a)	54,445	1,377,459
Cisco Systems, Inc.	1,112,823	46,226,667
Juniper Networks, Inc.	116,600	3,049,090
		50,653,216
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	27,221	2,214,156
Avnet, Inc.	37,387	1,588,948
Belden, Inc.	13,172	1,116,590
Corning, Inc.	270,137	8,433,677
Dell Technologies, Inc. (a)	63,148	4,527,712
Flextronics International Ltd. (a)	150,568	2,711,730
Jabil, Inc.	55,064	1,400,278
Tech Data Corp. (a)	10,798	1,082,715
		23,075,806
Internet Software & Services - 0.2%
SINA Corp. (a)	18,395	2,156,814
IT Services - 3.0%
Alliance Data Systems Corp.	14,900	3,824,234
Conduent, Inc. (a)	61,539	1,009,240
DXC Technology Co.	88,634	8,823,515
First Data Corp. Class A (a)	137,027	2,425,378
IBM Corp.	104,069	17,036,095
The Western Union Co.	142,422	2,960,953
		36,079,415
Semiconductors & Semiconductor Equipment - 5.9%
Cirrus Logic, Inc. (a)	19,857	984,311
First Solar, Inc. (a)	25,243	1,695,572
Intel Corp.	980,878	47,219,467
Micron Technology, Inc. (a)	358,270	15,663,564
ON Semiconductor Corp. (a)	114,995	2,844,976
Qorvo, Inc. (a)	39,444	2,830,896
		71,238,786
Software - 0.4%
CA Technologies, Inc.	97,283	3,487,596
VMware, Inc. Class A (a)	17,299	2,141,443
		5,629,039
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	24,583	4,115,932
Hewlett Packard Enterprise Co.	495,618	8,128,135
HP, Inc.	518,939	12,101,657
NCR Corp. (a)	37,931	1,422,792
Seagate Technology LLC	89,902	4,962,590
Western Digital Corp.	91,900	8,177,262
Xerox Corp.	66,438	2,267,529
		41,175,897

TOTAL INFORMATION TECHNOLOGY		230,008,973

MATERIALS - 4.8%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	18,966	1,376,742
Cabot Corp.	17,893	1,210,283
Eastman Chemical Co.	44,709	4,434,239
Huntsman Corp.	61,672	2,132,001
LyondellBasell Industries NV Class A	100,498	12,043,680
The Mosaic Co.	105,994	2,893,636
Trinseo SA	13,564	1,118,352
		25,208,933
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	50,594	1,174,793
WestRock Co.	79,138	5,272,965
		6,447,758
Metals & Mining - 2.0%
Alcoa Corp. (a)	53,346	2,775,059
Freeport-McMoRan, Inc. (a)	418,222	8,155,329
Nucor Corp.	90,724	6,074,879
Reliance Steel & Aluminum Co.	22,697	1,988,030
Steel Dynamics, Inc.	71,429	3,242,877
United States Steel Corp.	54,190	2,027,248
		24,263,422
Paper & Forest Products - 0.2%
Domtar Corp.	19,548	1,003,985
Louisiana-Pacific Corp. (a)	44,724	1,324,278
		2,328,263

TOTAL MATERIALS		58,248,376

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Medical Properties Trust, Inc.	111,563	1,459,244
Park Hotels & Resorts, Inc.	50,181	1,450,733
Sabra Health Care REIT, Inc.	55,214	999,373
		3,909,350
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,201,872	45,010,106
CenturyLink, Inc.	302,289	5,383,767
		50,393,873
UTILITIES - 2.7%
Electric Utilities - 2.2%
Exelon Corp.	298,205	11,483,875
FirstEnergy Corp.	137,953	4,538,654
Great Plains Energy, Inc.	67,098	2,088,090
PG&E Corp.	159,356	6,761,475
Vistra Energy Corp. (a)	87,745	1,711,028
		26,583,122
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	112,046	1,690,774
The AES Corp.	205,021	2,370,043
		4,060,817
Multi-Utilities - 0.2%
SCANA Corp.	44,255	1,798,523

TOTAL UTILITIES		32,442,462

TOTAL COMMON STOCKS
(Cost $1,191,932,048)		1,209,445,729

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $4,774,298)	4,773,343	4,774,298
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,196,706,346)		1,214,220,027
NET OTHER ASSETS (LIABILITIES) - (0.2)%(c)		(2,752,589)
NET ASSETS - 100%		$1,211,467,438

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	March 2018	$1,978,060	$6,926	$6,926

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $70,700 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,023
Total	$49,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,926	$0
Total Equity Risk	6,926	0
Total Value of Derivatives	$6,926	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,191,932,048)	$1,209,445,729
Fidelity Central Funds (cost $4,774,298)	4,774,298
Total Investment in Securities (cost $1,196,706,346)		$1,214,220,027
Segregated cash with brokers for derivative instruments		70,700
Cash		80,502
Receivable for fund shares sold		3,286,772
Dividends receivable		737,716
Distributions receivable from Fidelity Central Funds		48,947
Receivable for daily variation margin on futures contracts		910
Receivable from investment adviser for expense reductions		195,685
Other receivables		33
Total assets		1,218,641,292
Liabilities
Payable for investments purchased	$6,457,354
Payable for fund shares redeemed	432,358
Accrued management fee	59,298
Other affiliated payables	64,331
Other payables and accrued expenses	160,513
Total liabilities		7,173,854
Net Assets		$1,211,467,438
Net Assets consist of:
Paid in capital		$1,191,948,645
Undistributed net investment income		691,170
Accumulated undistributed net realized gain (loss) on investments		1,307,016
Net unrealized appreciation (depreciation) on investments		17,520,607
Net Assets, for 115,388,567 shares outstanding		$1,211,467,438
Net Asset Value, offering price and redemption price per share ($1,211,467,438 ÷ 115,388,567 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period December 19, 2017 (commencement of operations) to January 31, 2018 (Unaudited)
Investment Income
Dividends		$573,290
Special dividends		156,651
Income from Fidelity Central Funds		49,023
Total income		778,964
Expenses
Management fee	$59,331
Transfer agent fees	44,499
Accounting fees and expenses	19,871
Custodian fees and expenses	3,736
Registration fees	150,304
Audit	6,956
Miscellaneous	292
Total expenses before reductions	284,989
Expense reductions	(197,895)	87,094
Net investment income (loss)		691,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,268,831
Futures contracts	38,185
Total net realized gain (loss)		1,307,016
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,513,681
Futures contracts	6,926
Total change in net unrealized appreciation (depreciation)		17,520,607
Net gain (loss)		18,827,623
Net increase (decrease) in net assets resulting from operations		$19,519,493

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period December 19, 2017 (commencement of operations) to January 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$691,870
Net realized gain (loss)	1,307,016
Change in net unrealized appreciation (depreciation)	17,520,607
Net increase (decrease) in net assets resulting from operations	19,519,493
Distributions to shareholders from net investment income	(700)
Share transactions
Proceeds from sales of shares	1,198,869,562
Reinvestment of distributions	700
Cost of shares redeemed	(6,921,617)
Net increase (decrease) in net assets resulting from share transactions	1,191,948,645
Total increase (decrease) in net assets	1,211,467,438
Net Assets
Beginning of period	–
End of period	$1,211,467,438
Other Information
Undistributed net investment income end of period	$691,170
Shares
Sold	116,043,586
Issued in reinvestment of distributions	70
Redeemed	(655,089)
Net increase (decrease)	115,388,567

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

Six months ended (Unaudited) January 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01C
Net realized and unrealized gain (loss)	.50
Total from investment operations	.51
Distributions from net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$10.50
Total ReturnD,E	5.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H
Expenses net of fee waivers, if any	.15%H
Expenses net of all reductions	.15%H
Net investment income (loss)	.89%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$1,211,467
Portfolio turnover rateI	10%J

 A For the period December 19, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to less than .005 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .86%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,900,558
Gross unrealized depreciation	(16,397,547)
Net unrealized appreciation (depreciation)	$17,503,011
Tax cost	$1,196,723,942

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,250,300,873 and $59,624,072, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $197,895.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 19, 2017 to January 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2018	Expenses Paid During Period
Actual	.15%	$1,000.00	$1,050.70	$.19-B
Hypothetical-C		$1,000.00	$1,024.45	$.77-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period December 19, 2017 to January 31, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Board Approval of Investment Advisory Contracts and Management Fees

On September 14, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio (after the effect of the contractual expense cap referred to in the next paragraph) in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds in its Lipper peer group. The Board also considered that the projected total expense ratio of the fund is below the median of funds in its No-Load peer group, but above the median of funds in its Institutional peer group. The Board considered FMR's representation that it believes the expense structure of the fund more closely resembles funds in its No-Load retail universe due to its retail-like distribution and shareholder servicing characteristics and that the fund ranks below median compared to the No-Load peer group.

The Board also noted that FMR had contractually agreed to reimburse the fund through September 30, 2019, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, proxy and shareholder meeting expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.15%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures for the fund are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

USV-SANN-0318
1.9885516.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018